UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-00214
                                                    -----------

                           SENTINEL GROUP FUNDS, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)

                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  11/30/07
                          --------

Date of reporting period: 08/31/07
                          --------
oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL BALANCED FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)
PORTFOLIO WEIGHTINGS

ASSET CATEGORY                                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                                              66.1%
--------------------------------------------------------------------------------
U.S. Government Obligations                                                32.6%
--------------------------------------------------------------------------------
Cash and Other                                                              1.3%
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
ExxonMobil Corp.                                                            2.3%
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.0%
--------------------------------------------------------------------------------
General Electric Co.                                                        1.8%
--------------------------------------------------------------------------------
Johnson & Johnson                                                           1.6%
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.5%
--------------------------------------------------------------------------------
Medtronic, Inc.                                                             1.4%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           1.3%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.3%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                        1.2%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        1.1%
--------------------------------------------------------------------------------
   TOTAL OF NET ASSETS*                                                    15.5%
--------------------------------------------------------------------------------

TOP 10 FIXED INCOME HOLDINGS*
                                                   MATURITY          PERCENT OF
DESCRIPTION                      COUPON              DATE            NET ASSETS
--------------------------------------------------------------------------------
FNR 06-63 VH                      6.50%            03/25/23            4.5%
--------------------------------------------------------------------------------
FNR 06-66 NV                      6.50%            02/25/24            3.2%
--------------------------------------------------------------------------------
FNMA 254548                       5.50%            12/01/32            2.8%
--------------------------------------------------------------------------------
FNR 06-88 BV                      6.50%            11/25/25            2.6%
--------------------------------------------------------------------------------
FHLMC G03139                      6.50%            07/01/37            2.1%
--------------------------------------------------------------------------------
FHLMC A61634                      5.00%            06/01/34            2.1%
--------------------------------------------------------------------------------
FHLMC G01865                      5.00%            09/01/33            1.9%
--------------------------------------------------------------------------------
FNMA 826305                       5.00%            07/01/35            1.6%
--------------------------------------------------------------------------------
FHR 2580 VB                       5.50%            04/15/23            1.6%
--------------------------------------------------------------------------------
FHR 3181 BV                       6.50%            06/15/26            1.4%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS*                                                23.8%
--------------------------------------------------------------------------------
 AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.7 years**
*"TOP 10 EQUITY HOLDINGS" AND "TOP 10 FIXED INCOME HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.
**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.

--------------------------------------------------------------------------------
INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 32.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS 32.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION 12.2%
Collateralized Mortgage Obligations:
FHR 2580 VB 5.5%, 04/15/23                              4,513M     $   4,528,841
FHR 3181 BV 6.5%, 06/15/26                              3,996M         4,161,726
FHR 2531 PD 5.5%, 05/15/31                              1,250M         1,247,687
                                                                   -------------
                                                                       9,938,254
                                                                   -------------
Mortgage-Backed Securities:
20-Year:
FHLMC P00020 6.5%, 10/01/22                               583M           590,406
                                                                   -------------
30-Year:
FHLMC C47315 6.5%, 08/01/29                             1,236M         1,266,355
FHLMC G01865 5%, 09/01/33                               5,768M         5,512,273



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FHLMC G01864 5%, 01/01/34                               3,100M     $   2,958,276
FHLMC A61634 5%, 06/01/34                               6,295M         6,008,000
FHLMC A37328 5%, 09/01/35                               3,293M         3,136,479
FHLMC G03139 6.5%, 07/01/37                             5,995M         6,086,287
                                                                   -------------
                                                                      24,967,670
                                                                   -------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          35,496,330
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 19.3%
Collateralized Mortgage Obligations:
FNR 06-63 VH 6.5%, 03/25/23                            12,500M        12,982,500
FNR 06-78 BV 6.5%, 06/25/23                             1,500M         1,559,025
FNR 06-66 NV 6.5%, 02/25/24                             9,000M         9,226,620
FNR 06-88 BV 6.5%, 11/25/25                             7,232M         7,516,565



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FNR 05-112 NC 6%, 10/25/32                              4,000M     $   4,054,520
                                                                   -------------
                                                                      35,339,230
                                                                   -------------
Mortgage-Backed Securities:
30-Year:
FNMA 500296 6%, 04/01/29                                   15M            15,559
FNMA 254548 5.5%, 12/01/32                              8,308M         8,142,156
FNMA 555800 5.5%, 10/01/33                              3,561M         3,488,337
FNMA 748895 6%, 12/01/33                                  892M           892,034
FNMA 826305 5%, 07/01/35                                4,835M         4,603,589
FNMA 916325 5.5%, 03/01/37                              3,781M         3,694,350
                                                                   -------------
                                                                      20,836,025
                                                                   -------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           56,175,255
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                      -2-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL BALANCED FUND
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 1.1%
Collateralized Mortgage Obligations:
GNR 01-53 PB 6.5%, 11/20/31                             3,000M     $   3,153,690
                                                                   -------------
Mortgage-Backed Securities:
15-Year:
GNMA 514482 7.5%, 09/15/14                                 80M            83,634
                                                                   -------------
30-Year:
GNMA 26446 9%, 02/15/09                                     4M             3,821
                                                                   -------------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                         3,241,145
                                                                   -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $93,850,886)                                                  94,912,730
                                                                   -------------



                                                       SHARES
                                                       ------
COMMON STOCKS 66.1%
CONSUMER DISCRETIONARY 3.7%
Comcast Corp.* a)                                      110,400         2,854,944
Grupo Televisa SA ADR*                                  40,000         1,042,400
McDonald's Corp.                                        35,000         1,723,750
McGraw-Hill Cos., Inc.                                  29,600         1,493,616
Time Warner, Inc.                                      100,000         1,898,000
Walt Disney Co.                                         50,000         1,680,000
                                                                   -------------
                                                                      10,692,710
                                                                   -------------
CONSUMER STAPLES 6.3%
Altria Group, Inc.                                      30,000         2,082,300
Cadbury Schweppes PLC ADR*(a)                            5,100           240,873
CVS Caremark Corp.                                      34,600         1,308,572
Diageo PLC ADR*                                         20,000         1,708,400
HJ Heinz Co.                                             7,500           338,175
Kellogg Co.                                             35,000         1,922,550
Kimberly-Clark Corp.                                    30,000         2,060,700
Kraft Foods, Inc.                                       28,026           898,513
McCormick & Co, Inc./MD                                 50,000         1,792,000
PepsiCo, Inc.                                           40,000         2,721,200
Procter & Gamble Co.                                    50,000         3,265,500
                                                                   -------------
                                                                      18,338,783
                                                                   -------------
ENERGY 7.3%
Chevron Corp.                                           35,000         3,071,600
EOG Resources, Inc.                                     22,500         1,515,600
ExxonMobil Corp.                                        78,000         6,686,940
GlobalSantaFe Corp.                                     25,000         1,764,750
Noble Energy, Inc.                                      17,500         1,051,225
Pride Int'l., Inc.*                                     25,000           879,250


                                                                        VALUE
                                                       SHARES          (NOTE 2)
--------------------------------------------------------------------------------
Schlumberger Ltd.(a)                                    40,000     $   3,860,000
Weatherford Int'l., Ltd.*                               40,800         2,381,904
                                                                   -------------
                                                                      21,211,269
                                                                   -------------
FINANCIALS 12.7%
ACE Ltd.                                                21,400         1,236,064
American Express Co.                                    40,600         2,379,972
American Int'l. Group, Inc.                             50,000         3,300,000
Ameriprise Financial, Inc.                               8,120           495,401
Bank of America Corp.                                   86,990         4,408,653
Bank of New York Mellon Corp.                           70,000         2,830,100
Citigroup, Inc.                                         80,000         3,750,400
Goldman Sachs Group, Inc.                                9,600         1,689,696
Hartford Financial Services                             17,500         1,555,925
JPMorgan Chase & Co.                                    75,000         3,339,000
Merrill Lynch & Co., Inc.                               30,000         2,211,000
Moody's Corp. (a)                                       18,600           852,810
Morgan Stanley                                          15,000           935,550
Travelers Cos., Inc.                                    32,800         1,657,712
US Bancorp                                              60,000         1,941,000
Wachovia Corp.                                          40,000         1,959,200
Wells Fargo & Co.                                       61,000         2,228,940
                                                                   -------------
                                                                      36,771,423
                                                                   -------------
HEALTH CARE 10.3%
Amgen, Inc.*                                            35,000         1,753,850
Baxter Int'l., Inc.                                     25,000         1,369,000
Bristol-Myers Squibb Co.                                45,000         1,311,750
Cigna Corp.                                             21,000         1,085,280
Covidien Ltd.*                                          26,525         1,056,491
Eli Lilly & Co.                                         30,000         1,720,500
GlaxoSmithKline PLC
ADR*(a)                                                 20,000         1,044,400
Hospira, Inc.*                                          25,000           966,250
Johnson & Johnson                                       73,300         4,529,207
Medco Health Solutions, Inc.*                           15,000         1,281,750
Medtronic, Inc.                                         75,000         3,963,000
Pfizer, Inc.                                            65,000         1,614,600
Quest Diagnostics, Inc.(a)                              35,000         1,916,250
Schering-Plough Corp.(a)                                60,700         1,822,214
St. Jude Medical, Inc.*(a)                              25,000         1,089,250
Teva Pharmaceutical Industries Ltd. ADR*                35,000         1,505,000
Zimmer Holdings, Inc.*                                  25,000         1,958,250
                                                                   -------------
                                                                      29,987,042
                                                                   -------------
INDUSTRIALS 10.7%
Boeing Co.                                              25,000         2,417,500



                                                                        VALUE
                                                       SHARES          (NOTE 2)
--------------------------------------------------------------------------------
Canadian National Railway Co.                           36,500     $   1,921,725
Deere & Co.                                             15,000         2,040,900
General Dynamics Corp.                                  23,000         1,806,880
General Electric Co.                                   135,000         5,247,450
Honeywell Int'l., Inc.                                  55,400         3,110,710
Northrop Grumman Corp.                                  21,000         1,655,640
Rockwell Automation, Inc.                               20,000         1,409,200
Tyco Int'l. Ltd                                         26,525         1,171,344
Union Pacific Corp.                                     16,500         1,840,905
United Technologies Corp.                               77,500         5,783,825
Waste Management, Inc.                                  70,800         2,667,036
                                                                   -------------
                                                                      31,073,115
                                                                   -------------
INFORMATION TECHNOLOGY 10.2%
Accenture Ltd.                                          25,000         1,030,250
Adobe Systems, Inc.*                                    45,000         1,923,750
Broadcom Corp. *                                        50,000         1,725,000
Cisco Systems, Inc.*                                    75,000         2,394,000
EMC Corp.*                                             100,000         1,966,000
Fiserv, Inc.*                                           20,000           930,400
Intel Corp.                                             80,000         2,060,000
Microchip Technology, Inc.(a)                           45,000         1,733,400
Microsoft Corp.                                        100,000         2,873,000
Motorola, Inc.                                          85,000         1,440,750
Network Appliance, Inc.*                                40,000         1,114,400
Nokia Oyj ADR*                                          50,000         1,644,000
Oracle Corp.*                                           82,600         1,675,128
SAP AG ADR*(a)                                          36,000         1,946,520
Seagate Technology(a)                                   80,000         2,065,600
Texas Instruments, Inc.                                 60,000         2,054,400
Tyco Electronics Ltd.*                                  26,525           924,927
                                                                   -------------
                                                                      29,501,525
                                                                   -------------
MATERIALS 2.5%
EI Du Pont de Nemours & Co.                             40,000         1,950,000
Freeport-McMoRan Copper & Gold, Inc.(a)                 40,000         3,496,800
Praxair, Inc.                                           25,000         1,891,500
                                                                   -------------
                                                                       7,338,300
                                                                   -------------
TELECOMMUNICATION SERVICES 1.7%
America Movil SA de CV ADR*                             30,800         1,862,168
AT&T, Inc.                                              38,500         1,534,995
Verizon Communications, Inc.                            40,000         1,675,200
                                                                   -------------
                                                                       5,072,363
                                                                   -------------


    The accompanying notes are an integral part of the financial statements.


                                      -3-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL BALANCED FUND
--------------------------------------------------------------------------------

                                                                        VALUE
                                                       SHARES          (NOTE 2)
--------------------------------------------------------------------------------
UTILITIES 0.7%
Entergy Corp.                                           20,000     $   2,072,400
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $118,821,882)                                                192,058,930
                                                                   -------------
MONEY MARKET FUNDS 4.3%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $12,527,042)                                12,527,042        12,527,042
                                                                   -------------



                                                      PRINCIPAL
                                                       AMOUNT
                                                     (M=$1,000)
                                                     ----------



CORPORATE SHORT-TERM NOTES 0.8%
General Electric Capital 5.1%, 09/05/07                 1,300M     $   1,299,263
Prudential Fund 5.1%, 09/06/07                          1,000M           999,292
                                                                   -------------
TOTAL CORPORATE
  SHORT-TERM NOTES
  (COST $2,298,555)                                                    2,298,555
                                                                   -------------
TOTAL INVESTMENTS 103.8%
  (COST $227,498,365)+                                               301,797,257
EXCESS OF LIABILITIES OVER OTHER ASSETS (3.8)%                       (11,059,485)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 290,737,772
                                                                   =============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES IS $227,498,365. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $74,298,892 OF WHICH $75,750,376 RELATED TO APPRECIATED SECURITIES AND
     $1,451,484 RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $9,871,300 AND $12,429,883, RESPECTIVELY.
(b)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).
ADR  - AMERICAN DEPOSITORY RECEIPT


    The accompanying notes are an integral part of the financial statements.

                                      -4-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

TOP SECTORS
SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                                18.1%
--------------------------------------------------------------------------------
Information Technology                                                     14.5%
--------------------------------------------------------------------------------
Materials                                                                  13.4%
--------------------------------------------------------------------------------
Health Care                                                                13.0%
--------------------------------------------------------------------------------
Consumer Staples                                                            9.3%
--------------------------------------------------------------------------------
Energy                                                                      8.4%
--------------------------------------------------------------------------------
Financials                                                                  7.8%
--------------------------------------------------------------------------------
Consumer Discretionary                                                      7.4%
--------------------------------------------------------------------------------
Telecommunication Services                                                  2.8%
--------------------------------------------------------------------------------
Transportation                                                              1.7%
--------------------------------------------------------------------------------
Utilities                                                                   0.9%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Walgreen Co.                                                                4.3%
--------------------------------------------------------------------------------
Praxair, Inc.                                                               3.7%
--------------------------------------------------------------------------------
Emerson Electric Co.                                                        3.2%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                                              3.1%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           3.0%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.0%
--------------------------------------------------------------------------------
General Electric Co.                                                        2.8%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                        2.7%
--------------------------------------------------------------------------------
Roche Holding AG                                                            2.6%
--------------------------------------------------------------------------------
Stryker Corp.                                                               2.5%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      30.9%
--------------------------------------------------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                           SHARES         VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 7.4%
Coach, Inc. *                                             35,000    $  1,558,550
Domino's Pizza, Inc.                                      10,000         175,900
JC Penney Co., Inc.                                       45,000       3,094,200
Johnson Controls, Inc.                                    18,000       2,035,800
Kohl's Corp. *                                            10,000         593,000
McDonald's Corp.                                          77,000       3,792,250
Tiffany & Co.                                             50,000       2,566,500
                                                                    ------------
                                                                      13,816,200
                                                                    ------------
CONSUMER STAPLES 9.3%
Colgate-Palmolive Co.                                     36,000       2,387,520
Corn Products Int'l., Inc.                                15,100         682,520
CVS Caremark Corp.                                        10,900         412,238
PepsiCo, Inc.                                             33,554       2,282,679
Procter & Gamble Co.                                      35,770       2,336,139
Walgreen Co.                                             177,786       8,012,815
Wal-Mart de Mexico SAB de CV ADR *                        36,611       1,299,690
                                                                    ------------
                                                                      17,413,601
                                                                    ------------
ENERGY 8.4%
Devon Energy Corp.                                        15,000       1,129,650
EOG Resources, Inc.                                       23,000       1,549,280
ExxonMobil Corp.                                          51,200       4,389,376



                                                           SHARES         VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------
Grant Prideco, Inc. *                                     10,000    $    553,000
Noble Corp.                                               36,000       1,766,160
Schlumberger Ltd.                                         59,000       5,693,500
St. Mary Land & Exploration Co.                           10,000         333,500
Weatherford Int'l., Ltd. *                                 6,000         350,280
                                                                    ------------
                                                                      15,764,746
                                                                    ------------
FINANCIALS 7.8%
American Express Co.                                      55,800       3,270,996
BlackRock, Inc.                                           25,000       3,877,500
CB Richard Ellis Group, Inc. *                            34,000       1,003,680
CME Group, Inc.                                            5,000       2,774,000
Wells Fargo & Co.                                        100,000       3,654,000
                                                                    ------------
                                                                      14,580,176
                                                                    ------------
HEALTH CARE 13.0%
Abbott Laboratories                                       43,835       2,275,475
Gilead Sciences, Inc. *                                  110,400       4,015,248
Kyphon, Inc. *                                            31,000       2,072,970
Medtronic, Inc.                                           70,928       3,747,835
Roche Holding AG ADR *                                    56,000       4,872,000
St. Jude Medical, Inc. *                                  42,000       1,829,940
Stryker Corp.                                             71,000       4,742,800


                                                          SHARES         VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. *                                   10,000    $    783,300
                                                                    ------------
                                                                      24,339,568
                                                                    ------------
INDUSTRIALS 18.1%
Boeing Co.                                                23,000       2,224,100
Caterpillar, Inc.                                          4,900         371,273
Deere & Co.                                                4,000         544,240
Donaldson Co., Inc.                                       30,000       1,145,400
Emerson Electric Co.                                     120,000       5,907,600
FedEx Corp.                                               16,000       1,754,880
General Dynamics Corp.                                     6,200         487,072
General Electric Co.                                     135,155       5,253,475
Goodrich Corp.                                            23,000       1,452,680
Honeywell Int'l., Inc.                                     5,600         314,440
Illinois Tool Works, Inc.                                 37,000       2,152,290
Jacobs Engineering Group, Inc. *                          88,000       5,815,920
Precision Castparts Corp.                                 18,000       2,345,580
Robert Half Int'l., Inc.                                  75,000       2,395,500
United Technologies Corp.                                 21,900       1,634,397
                                                                    ------------
                                                                      33,798,847
                                                                    ------------
INFORMATION TECHNOLOGY 14.5%
Ansys, Inc. *                                             25,000         828,250
Apple, Inc. *                                              9,500       1,315,560
Autodesk, Inc. *                                          90,000       4,168,800


                                      -5-




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
                                                          SHARES         VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                           83,763    $  3,831,320
Broadcom Corp. *                                          45,000       1,552,500
Cisco Systems, Inc. *                                    176,870       5,645,690
Cognizant Technology Solutions Corp. *                     8,000         588,080
Corning, Inc.                                             85,000       1,986,450
EMC Corp. *                                               63,400       1,246,444
Google, Inc. *                                               800         412,200
Int'l Business Machines Corp.                             13,000       1,516,970
MEMC Electronic Materials, Inc. *                          2,000         122,840
Microsoft Corp.                                           68,186       1,958,984
Network Appliance, Inc. *                                 10,600         295,316
Paychex, Inc.                                             39,600       1,759,428
                                                                    ------------
                                                                      27,228,832
                                                                    ------------
MATERIALS 13.4%
Allegheny Technologies, Inc.                              33,000       3,279,870
BHP Billiton Ltd. ADR *                                   43,000       2,715,450
Carpenter Technology Corp.                                27,000       3,154,680
Commercial Metals Co.                                     75,100       2,169,639
Companhia Vale do Rio Doce ADR *                          35,000       1,726,550
Freeport-McMoRan Copper & Gold, Inc.                      57,050       4,987,311
Nucor Corp.                                                5,000         264,500
Praxair, Inc.                                             90,800       6,869,928
                                                                    ------------
                                                                      25,167,928
                                                                    ------------
TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.                                                60,000       2,392,200
Verizon Communications, Inc.                              67,000       2,805,960
                                                                    ------------
                                                                       5,198,160
                                                                    ------------
TRANSPORTATION 1.7%
Canadian Pacific Railway Ltd.                             35,000       2,466,800
Kansas City Southern *                                    25,000         759,750
                                                                    ------------
                                                                       3,226,550
                                                                    ------------
UTILITIES 0.9%
Dominion Resources, Inc.                                  20,000       1,703,600
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $115,052,871)                                                182,238,208
                                                                    ------------


                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                        (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 1.7%
Lbc (Lasalle Bank Corp.)
  5.2%, 09/07/07                                          2,000M    $  1,998,267
Toyota Motor Credit 5.12%, 09/05/07                       1,200M       1,199,317
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $3,197,584)                                                    3,197,584
                                                                    ------------
TOTAL INVESTMENTS 99.0%
  (COST $118,250,455)+                                               185,435,792

OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%                             1,924,202
                                                                    ------------
NET ASSETS 100.0%                                                   $187,359,994
                                                                    ============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES $118,250,455. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $67,185,337 OF WHICH $67,477,037 RELATED TO APPRECIATED SECURITIES AND
     $291,700 RELATED TO DEPRECIATED SECURITIES.
ADR  - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

                                      -6-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL COMMON STOCK FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

TOP SECTORS
SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 18.0%
--------------------------------------------------------------------------------
Industrials                                                                15.2%
--------------------------------------------------------------------------------
Information Technology                                                     14.3%
--------------------------------------------------------------------------------
Health Care                                                                14.0%
--------------------------------------------------------------------------------
Energy                                                                     12.3%
--------------------------------------------------------------------------------
Consumer Staples                                                           10.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                      6.0%
--------------------------------------------------------------------------------
Materials                                                                   4.3%
--------------------------------------------------------------------------------
Telecommunication Services                                                  2.0%
--------------------------------------------------------------------------------
Utilities                                                                   1.1%
--------------------------------------------------------------------------------


TOP 10 HOLDINGS*
DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
ExxonMobil Corp.                                                            3.7%
--------------------------------------------------------------------------------
United Technologies Corp.                                                   3.0%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           3.0%
--------------------------------------------------------------------------------
General Electric Co.                                                        2.7%
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.2%
--------------------------------------------------------------------------------
Medtronic, Inc.                                                             2.1%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                        2.0%
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.9%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                               1.9%
--------------------------------------------------------------------------------
  Total of Net Assets                                                      24.4%
--------------------------------------------------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.
-------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                      SHARES           VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 6.0%
Comcast Corp. * (a)                                  800,000     $    20,688,000
Grupo Televisa SA ADR *                              225,000           5,863,500
McDonald's Corp.                                     204,600          10,076,550
McGraw-Hill Cos., Inc.                               183,800           9,274,548
Time Warner, Inc.                                    946,100          17,956,978
TJX Cos., Inc.                                       120,700           3,680,143
Walt Disney Co.                                      462,000          15,523,200
                                                                 ---------------
                                                                      83,062,919
                                                                 ---------------
CONSUMER STAPLES 10.3%
Altria Group, Inc.                                   291,400          20,226,074
Cadbury Schweppes PLC ADR * (a)                       31,800           1,501,914
CVS Caremark Corp.                                   250,000           9,455,000
Diageo PLC ADR *                                     125,000          10,677,500
HJ Heinz Co.                                          46,800           2,110,212
Kellogg Co. (a)                                      275,000          15,105,750
Kimberly-Clark Corp.                                 200,000          13,738,000
Kraft Foods, Inc.                                    176,742           5,666,349
McCormick & Co, Inc./MD                              325,000          11,648,000
PepsiCo, Inc.                                        388,000          26,395,640
Procter & Gamble Co.                                 391,475          25,567,232
                                                                 ---------------
                                                                     142,091,671
                                                                 ---------------


                                                      SHARES           VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
ENERGY 12.3%
Apache Corp.                                          41,000     $     3,172,580
Chevron Corp.                                        266,400          23,379,264
EOG Resources, Inc.                                  132,500           8,925,200
ExxonMobil Corp.                                     594,000          50,923,620
GlobalSantaFe Corp.                                  175,000          12,353,250
Noble Energy, Inc.                                   125,000           7,508,750
Pride Int'l., Inc. *                                 150,000           5,275,500
Schlumberger Ltd.                                    431,900          41,678,350
Weatherford Int'l., Ltd. *                           300,000          17,514,000
                                                                 ---------------
                                                                     170,730,514
                                                                 ---------------
FINANCIALS 18.0%
ACE Ltd.                                             153,000           8,837,280
American Express Co.                                 296,300          17,369,106
American Int'l. Group, Inc.                          260,000          17,160,000
Ameriprise Financial, Inc.                            50,660           3,090,767
Bank of America Corp.                                530,172          26,869,117
Bank of New York Mellon Corp.                        564,850          22,836,885
Citigroup, Inc.                                      564,000          26,440,320
Discover Financial Services *                         77,150           1,785,251
Goldman Sachs Group, Inc.                             72,200          12,707,922



                                                      SHARES           VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
Hartford Financial Services                          124,000     $    11,024,840
JPMorgan Chase & Co.                                 511,350          22,765,302
Merrill Lynch & Co., Inc.                            175,000          12,897,500
Moody's Corp. (a)                                    140,200           6,428,170
Morgan Stanley                                       154,300           9,623,691
Travelers Cos., Inc.                                 125,000           6,317,500
US Bancorp                                           400,000          12,940,000
Wachovia Corp.                                       322,245          15,783,560
Wells Fargo & Co.                                    376,600          13,760,964
                                                                 ---------------
                                                                     248,638,175
                                                                 ---------------
HEALTH CARE 14.0%
Amgen, Inc. *                                        174,900           8,764,239
Baxter Int'l., Inc.                                  250,000          13,690,000
Bristol-Myers Squibb Co.                             225,000           6,558,750
Cigna Corp.                                          135,300           6,992,304
Covidien Ltd. *                                      155,850           6,207,506
Eli Lilly & Co.                                      159,400           9,141,590
GlaxoSmithKline PLC ADR * (a)                        138,100           7,211,582
Hospira, Inc. *                                      175,000           6,763,750
Johnson & Johnson                                    485,000          29,968,150
Laboratory Corp of America Holdings * (a)             40,000           3,106,400

    The accompanying notes are an integral part of the financial statements.

                                      -7-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL COMMON STOCK FUND
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. *                        70,000     $     5,981,500
Medtronic, Inc.                                      541,000          28,586,440
Pfizer, Inc.                                         350,000           8,694,000
Quest Diagnostics, Inc.                              250,000          13,687,500
Schering-Plough Corp.                                371,600          11,155,432
St. Jude Medical, Inc. *                             200,000           8,714,000
Teva Pharmaceutical Industries Ltd. ADR *            200,000           8,600,000
Zimmer Holdings, Inc. *                              131,900          10,331,727
                                                                 ---------------
                                                                     194,154,870
                                                                 ---------------
INDUSTRIALS 15.2%
Boeing Co.                                           120,000          11,604,000
Canadian National Railway Co.                        136,700           7,197,255
Deere & Co.                                           98,300          13,374,698
General Dynamics Corp.                               144,800          11,375,488
General Electric Co.                                 964,049          37,472,585
Honeywell Int'l., Inc.                               449,300          25,228,195
L-3 Communications Holdings, Inc.                     34,000           3,349,340
Northrop Grumman Corp.                               131,900          10,398,996
Rockwell Automation, Inc.                            160,000          11,273,600
Tyco Int'l. Ltd                                      155,850           6,882,336
Union Pacific Corp.                                  131,600          14,682,612
United Technologies Corp.                            560,900          41,859,967
Waste Management, Inc.                               400,000          15,068,000
                                                                 ---------------
                                                                     209,767,072
                                                                 ---------------
INFORMATION TECHNOLOGY 14.3%
Accenture Ltd.                                       150,000           6,181,500
Adobe Systems, Inc. *                                360,000          15,390,000
Apple, Inc. *                                         40,000           5,539,200
Broadcom Corp. * (a)                                 300,000          10,350,000
Cisco Systems, Inc. *                                600,000          19,152,000
EMC Corp. * (a)                                      600,000          11,796,000
Fiserv, Inc. *                                       125,000           5,815,000
Intel Corp.                                          585,700          15,081,775
Microchip Technology, Inc.                           240,000           9,244,800
Microsoft Corp.                                      909,700          26,135,681
Motorola, Inc.                                       441,600           7,485,120
Network Appliance, Inc. *                            250,000           6,965,000
Nokia Oyj ADR *                                      400,000          13,152,000
Oracle Corp. *                                       380,000           7,706,400
SAP AG ADR * (a)                                     250,000          13,517,500
Seagate Technology (a)                               389,200          10,049,144
Texas Instruments, Inc.                              270,000           9,244,800




                                                      SHARES           VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
Tyco Electronics Ltd. *                              155,850     $     5,434,489
                                                                 ---------------
                                                                     198,240,409
                                                                 ---------------
MATERIALS 4.3%
EI Du Pont de Nemours & Co.                          282,300          13,762,125
Freeport-McMoRan Copper & Gold, Inc.                 313,700          27,423,654
Praxair, Inc.                                        236,000          17,855,760
                                                                 ---------------
                                                                      59,041,539
                                                                 ---------------
TELECOMMUNICATION SERVICES 2.0%
America Movil SA de CV ADR *                         162,100           9,800,566
AT&T, Inc.                                           192,200           7,663,014
Verizon Communications, Inc.                         261,962          10,970,969
                                                                 ---------------
                                                                      28,434,549
                                                                 ---------------
UTILITIES 1.1%
Entergy Corp.                                        100,000          10,362,000
Exelon Corp                                           63,000           4,452,210
                                                                 ---------------
                                                                      14,814,210
                                                                 ---------------
TOTAL COMMON STOCKS
  (COST $802,143,880)                                              1,348,975,928
                                                                 ---------------
MONEY MARKET FUNDS 4.2%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $57,971,949)                              57,971,949          57,971,949
                                                                 ---------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                  (M=$1,000)
                                                  -----------


CORPORATE SHORT-TERM NOTES 1.4%
American Express Credit 4.8%, 09/06/07                5,900M     $     5,896,067
General Electric Capital 5.05%, 09/10/07              3,200M           3,195,960
Lbc (Lasalle Bank Corp.) 5.2%, 09/12/07               6,500M           6,489,672
Prudential Fund 5.15%, 09/10/07                       3,800M           3,795,107
                                                                 ---------------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $19,376,806)                                                  19,376,806
                                                                 ---------------


                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  (M=$1,000)        (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 1.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION 1.1%
Agency Discount Notes:
4.3%, 09/04/07
  (Cost $14,994,625)                                 15,000M     $    14,994,625
                                                                 ---------------
TOTAL INVESTMENTS 104.2%
  (COST $894,487,260)+                                             1,441,319,308
EXCESS OF LIABILITIES OVER OTHER ASSETS (4.2)%                       (57,517,388)
                                                                 ---------------
NET ASSETS 100.0%                                                $ 1,383,801,920
                                                                 ===============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSE IS $894,487,260. AT AUGUST 31,
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $546,832,048 OF WHICH $553,408,854 RELATED TO APPRECIATED SECURITIES AND
     $6,576,806 RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $47,041,810 AND $57,758,282, RESPECTIVELY.
(b)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).
ADR  - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

                                      -8-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

PORTFOLIO WEIGHTINGS

ASSET CATEGORY                                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Government Obligations                                                46.2%
--------------------------------------------------------------------------------
Common Stocks                                                              39.1%
--------------------------------------------------------------------------------
Bonds                                                                       9.4%
--------------------------------------------------------------------------------
Foreign Stocks                                                              1.4%
--------------------------------------------------------------------------------
Cash and Other                                                              3.9%
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
SPDR Trust Series 1                                                         3.1%
--------------------------------------------------------------------------------
ExxonMobil Corp.                                                            1.2%
--------------------------------------------------------------------------------
Deere & Co.                                                                 1.2%
--------------------------------------------------------------------------------
ConocoPhillips                                                              1.0%
--------------------------------------------------------------------------------
Waste Management, Inc.                                                      1.0%
--------------------------------------------------------------------------------
Bank of America Corp.                                                       0.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             0.8%
--------------------------------------------------------------------------------
General Electric Co.                                                        0.8%
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  0.8%
--------------------------------------------------------------------------------
United Technologies Corp.                                                   0.8%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS*                                                     11.6%
--------------------------------------------------------------------------------

TOP 10 FIXED INCOME HOLDINGS*
                                                      MATURITY        PERCENT OF
DESCRIPTION                         COUPON              DATE          NET ASSETS
--------------------------------------------------------------------------------
FHLMC G01865                         5.00%             09/01/33             5.5%
--------------------------------------------------------------------------------
FHLMC G01864                         5.00%             01/01/34             5.2%
--------------------------------------------------------------------------------
FNMA 886845                          5.50%             09/01/36             4.8%
--------------------------------------------------------------------------------
FHLMC A61634                         5.00%             06/01/34             3.5%
--------------------------------------------------------------------------------
FHR 2580 VB                          5.50%             04/15/23             3.5%
--------------------------------------------------------------------------------
FNMA 938804                          6.00%             06/01/37             3.5%
--------------------------------------------------------------------------------
FHLMC G03139                         6.50%             07/01/37             2.6%
--------------------------------------------------------------------------------
FNR 05-112 NC                        6.00%             10/25/32             2.6%
--------------------------------------------------------------------------------
FNMA 916325                          5.50%             03/01/37             2.4%
--------------------------------------------------------------------------------
GNMA 628416X                         6.00%             03/15/24             2.3%
--------------------------------------------------------------------------------
  Total of Net Assets*                                                     35.9%
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.8 years**
*"TOP 10 EQUITY HOLDINGS" AND "TOP 10 FIXED INCOME HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.
**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 46.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS 46.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION 25.3%
Collateralized Mortgage Obligations:
FHR 2580 VB 5.5%, 04/15/23                                2,000M    $  2,007,020
FHR 3181 BV 6.5%, 06/15/26                                1,000M       1,041,560
                                                                    ------------
                                                                       3,048,580
                                                                    ------------
Mortgage-Backed Securities:
30-Year:
FHLMC C47315 6.5%, 08/01/29                                 809M         828,879
FHLMC G01865 5%, 09/01/33                                 3,307M       3,160,370
FHLMC G01864 5%, 01/01/34                                 3,100M       2,958,276
FHLMC A61634 5%, 06/01/34                                 2,131M       2,033,477


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FHLMC A37328 5%, 09/01/35                                 1,055M    $  1,005,282
FHLMC G03139 6.5%, 07/01/37                               1,499M       1,521,572
                                                                    ------------
                                                                      11,507,856
                                                                    ------------
TOTAL FEDERAL HOME LOAN
MORTGAGE CORPORATION                                                  14,556,436
                                                                    ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION 16.8%
Collateralized Mortgage Obligations:
FNR 06-78 BV 6.5%, 06/25/23                               1,000M       1,039,350
FNR 05-112 NC 6%, 10/25/32                                1,500M       1,520,445
                                                                    ------------
                                                                       2,559,795
                                                                    ------------
Mortgage-Backed Securities:
30-Year:
FNMA 555800 5.5%, 10/01/33                                  926M         907,197
FNMA 886845 5.5%, 09/01/36                                2,849M       2,784,063


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FNMA 916325
5.5%, 03/01/37                                            1,418M    $  1,385,381
FNMA 938804
6%, 06/01/37                                              1,995M       1,993,599
                                                                    ------------
                                                                       7,070,240
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                            9,630,035
GOVERNMENT NATIONAL MORTGAGE CORPORATION 4.1%
Collateralized Mortgage Obligations:
GNR 01-53 PB 6.5%, 11/20/31                               1,000M       1,051,230
                                                                    ------------
Mortgage-Backed Securities:
30-Year:
GNMA 628416X 6%, 03/15/24                                 1,290M       1,301,521
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                         2,352,751
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $26,339,667)                                                  26,539,222
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                                      -9-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
BONDS 9.4%
BASIC INDUSTRY 0.4%
Freeport-McMoRan Copper & Gold, Inc.
  6.875%, 02/01/14                                          200M    $    203,000
                                                                    ------------
CAPITAL GOODS 1.0%
Crown Americas LLC 7.75%, 11/15/15                          250M         253,750
L-3 Communications Corp. 6.375%, 10/15/15                   300M         291,750
                                                                    ------------
                                                                         545,500
                                                                    ------------
CONSUMER CYCLICAL 1.2%
Accuride Corp. 8.5%, 02/01/15                               150M         139,500
GMAC LLC 6.875%, 08/28/12                                   250M         221,073
Visteon Corp. 8.25%, 08/01/10 (a)                           100M          86,000
Warnaco, Inc. 8.875%, 06/15/13                              250M         261,250
                                                                    ------------
                                                                         707,823
                                                                    ------------
CONSUMER NON-CYCLICAL 0.3%
Elizabeth Arden, Inc. 7.75%, 01/15/14                       200M         195,000
                                                                    ------------
ENERGY 1.8%
Chesapeake Energy Corp. 6.375%, 06/15/15                    100M          96,125
  6.875%, 01/15/16                                          230M         225,975
Encore Acquisition Co. 6.25%, 04/15/14                      250M         229,375
PetroHawk Energy Corp. 9.125%, 07/15/13                     200M         209,500
Williams Cos., Inc. 7.5%, 01/15/31                          125M         129,062
  8.125%, 03/15/12 (a)                                      150M         161,625
                                                                    ------------
                                                                       1,051,662
                                                                    ------------
MEDIA 0.9%
Charter Communications Holdings
  10.25%, 09/15/10                                          250M         253,750
Mediacom LLC 9.5%, 01/15/13                                 250M         251,250
                                                                    ------------
                                                                         505,000
                                                                    ------------
SERVICES CYCLICAL 0.7%
Education Management LLC
  8.75%, 06/01/14                                           100M         102,000
Isle of Capri Casinos, Inc.
  7%, 03/01/14                                              125M         109,063
Las Vegas Sands Corp.
  6.375%, 02/15/15                                          200M         191,000
                                                                    ------------
                                                                         402,063
                                                                    ------------
TECHNOLOGY 0.4%
Sungard Data Systems, Inc. 9.125%, 08/15/13                 200M         207,500
                                                                    ------------


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS 1.9%
Centennial Communications Corp. 10.125%, 06/15/13           250M    $    263,125
Citizens Communications Co. 6.25%, 01/15/13                 275M         265,375
Qwest Capital Funding, Inc. 7%, 08/03/09                    300M         300,000
Rogers Wireless, Inc. 6.375%, 03/01/14                      250M         253,392
                                                                    ------------
                                                                       1,081,892
                                                                    ------------
UTILITIES 0.8%
AES Corp. 7.75%, 03/01/14                                   225M         223,875
Orion Power Holdings, Inc. 12%, 05/01/10                    150M         164,250
Tenaska Alabama Partners LP 7%, 06/30/21 (b)                 94M          93,921
                                                                    ------------
                                                                         482,046
                                                                    ------------
TOTAL BONDS
  (COST $5,457,417)                                                    5,381,486
                                                                    ------------

                                                          SHARES
                                                          ------
COMMON STOCKS 39.1%
CONSUMER DISCRETIONARY 1.9%
Citadel Broadcasting Corp.                                   428           1,742
Comcast Corp. *                                           11,250         290,925
Idearc, Inc. (a)                                             364          12,423
Target Corp.                                               3,459         228,052
Toyota Motor Corp. ADR                                     3,000         347,040
Walt Disney Co.                                            5,573         187,253
                                                                    ------------
                                                                       1,067,435
                                                                    ------------
CONSUMER STAPLES 3.1%
Altria Group, Inc.                                         3,497         242,727
Clorox Co.                                                 2,000         119,600
Coca-Cola Co.                                              4,455         239,590
Colgate-Palmolive Co.                                      2,500         165,800
CVS Caremark Corp.                                         3,146         118,982
General Mills, Inc.                                        2,811         157,079
Kimberly-Clark Corp. (a)                                   4,544         312,127
Kraft Foods, Inc.                                          2,420          77,585
Procter & Gamble Co.                                       2,772         181,039
Wal-Mart Stores, Inc.                                      3,928         171,379
                                                                    ------------
                                                                       1,785,908
                                                                    ------------
ENERGY 4.5%
BP PLC ADR (a)                                             3,991         268,834
ConocoPhillips                                             7,088         580,436
ExxonMobil Corp.                                           8,245         706,844
GlobalSantaFe Corp. (a)                                    4,500         317,655


                                                                        VALUE
                                                          SHARES       (NOTE 2)
--------------------------------------------------------------------------------
Hess Corp.                                                 1,426    $     87,513
Occidental Petroleum Corp.                                 3,162         179,254
Schlumberger Ltd. (a)                                      1,600         154,400
Weatherford Int'l., Ltd.* (a)                              5,000         291,900
                                                                    ------------
                                                                       2,586,836
                                                                    ------------
EXCHANGE TRADED FUNDS 3.1%
SPDR Trust Series 1 (a)                                   12,000       1,772,040
                                                                    ------------
FINANCIALS 6.3%
Allstate Corp.                                             1,818          99,536
American Int'l. Group, Inc.                                6,165         406,890
Bank of America Corp.                                     10,088         511,260
Citigroup, Inc.                                           10,047         471,003
Franklin Resources, Inc.                                   1,800         237,186
JPMorgan Chase & Co.                                       9,640         429,173
Merrill Lynch & Co., Inc.                                  3,005         221,468
Moody's Corp. (a)                                          4,700         215,495
PNC Financial Services Group, Inc.                         5,006         352,272
Travelers Cos., Inc.                                       7,409         374,451
Wells Fargo & Co.                                          8,032         293,489
                                                                    ------------
                                                                       3,612,223
                                                                    ------------
HEALTH CARE 4.4%
Baxter Int'l., Inc.                                        2,588         141,719
Bristol-Myers Squibb Co.                                   5,500         160,325
Covidien Ltd. *                                            1,350          53,770
Eli Lilly & Co.                                            5,200         298,220
GlaxoSmithKline PLC ADR                                    5,200         271,544
Johnson & Johnson                                          2,406         148,667
Medtronic, Inc.                                            5,245         277,146
Merck & Co., Inc.                                          4,778         239,712
Novartis AG ADR                                            2,400         126,360
Pfizer, Inc.                                              16,027         398,111
Quest Diagnostics, Inc. (a)                                3,000         164,250
UnitedHealth Group, Inc.                                   3,000         150,030
Wyeth                                                      1,868          86,488
                                                                    ------------
                                                                       2,516,342
                                                                    ------------
INDUSTRIALS 6.3%
Canadian National Railway Co.                              7,000         368,550
Deere & Co. (a)                                            5,000         680,300
General Electric Co.                                      11,713         455,284
Honeywell Int'l., Inc.                                     7,300         409,895
Lockheed Martin Corp.                                      2,861         283,640
Rockwell Automation, Inc. (a)                              5,000         352,300
Tyco Int'l. Ltd                                            1,350          59,616

    The accompanying notes are an integral part of the financial statements.



                                      -10-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
--------------------------------------------------------------------------------
United Technologies Corp.                                  6,000    $    447,780
Waste Management, Inc.                                    15,000         565,050
                                                                    ------------
                                                                       3,622,415
                                                                    ------------
INFORMATION TECHNOLOGY 3.5%
Altera Corp. (a)                                           4,994         118,907
Ansys, Inc. * (a)                                          8,000         265,040
Canon, Inc. ADR                                            6,000         342,720
Intel Corp.                                                4,600         118,450
Microchip Technology, Inc. (a)                             8,500         327,420
Microsoft Corp.                                            8,671         249,118
Motorola, Inc. (a)                                         3,753          63,613
Seagate Technology (a)                                     8,500         219,470
Texas Instruments, Inc.                                    7,000         239,680
Tyco Electronics Ltd.*                                     1,350          47,075
                                                                    ------------
                                                                       1,991,493
                                                                    ------------
MATERIALS 2.5%
Dow Chemical Co. (a)                                       2,354         100,351
EI Du Pont de Nemours & Co. (a)                            7,000         341,250
Packaging Corp of America                                 12,500         325,625
Praxair, Inc.                                              5,000         378,300
Weyerhaeuser Co. (a)                                       4,308         293,677
                                                                    ------------
                                                                       1,439,203
                                                                    ------------
TELECOMMUNICATION SERVICES 1.8%
AT&T, Inc.                                                11,346         452,365
Chunghwa Telecom Co. Ltd. ADR *                              103           1,812
Sprint Nextel Corp.                                       16,091         304,442
Verizon Communications, Inc.                               7,297         305,598
                                                                    ------------
                                                                       1,064,217
                                                                    ------------
UTILITIES 1.7%
DPL Inc. (a)                                               5,500         144,925
Energy East Corp. (a)                                      3,437          91,734
Entergy Corp.                                              1,734         179,677
FPL Group Inc.                                             3,411         200,703
Mirant Corp. * (a)                                         5,464         212,932
TXU Corp.                                                  2,181         146,999
                                                                    ------------
                                                                         976,970
                                                                    ------------
TOTAL COMMON STOCKS
(COST $17,917,529)                                                    22,435,082
                                                                    ------------
FOREIGN STOCKS 1.4%
GERMANY 0.6%
Puma AG Rudolf Dassler Sport                                 800         322,058
                                                                    ------------
JAPAN 0.1%
Nomura Holdings, Inc.                                      4,800          84,746
                                                                    ------------

                                                                       VALUE
                                                          SHARES       (NOTE 2)
--------------------------------------------------------------------------------
SWITZERLAND 0.4%
Nestle SA                                                    500    $    217,920
                                                                    ------------
UNITED KINGDOM 0.3%
Diageo PLC                                                 7,500         160,394
                                                                    ------------
TOTAL FOREIGN STOCKS
  (COST $680,359)                                                        785,118
                                                                    ------------


                                                      PRINCIPAL
                                                        AMOUNT
                                                      (M=$1,000)
                                                      ----------
CORPORATE SHORT-TERM NOTES 2.2%
Prudential Funding Corp. 5%, 09/04/07
  (Cost $1,249,479)                                      1,250M     $  1,249,479
                                                                    ------------

                                                        SHARES
                                                        ------
MONEY MARKET FUNDS 10.6%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $6,118,961)                                   6,118,961        6,118,961
                                                                    ------------
TOTAL INVESTMENTS 108.9%
  (COST $57,763,412)+                                                 62,509,348
EXCESS OF LIABILITIES OVER OTHER ASSETS (8.9)%                        (5,086,520)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 57,422,828
                                                                    ============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES IS $57,763,412. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $4,745,935 OF WHICH $5,135,577 RELATED TO APPRECIATED SECURITIES AND
     $389,642 RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $5,192,085 AND $6,051,752, RESPECTIVELY.
(b)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
     1933, AS AMENDED. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT
     FROM REGISTRATIONS, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT AUGUST
     31, 2007, THE MARKET VALUE OF RULE 144A SECURITIES AMOUNTED TO $93,921 OR
     0.16% OF NET ASSETS.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).
ADR  - American Depository Receipt
SPDR - Standard & Poor's Depository Receipts


    The accompanying notes are an integral part of the financial statements.

                                      -11-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

AVERAGE EFFECTIVE DURATION
DURATION                                                   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Less than 1 yr.                                                            0.81%
--------------------------------------------------------------------------------
1 yr. to 2.99 yrs.                                                         4.13%
--------------------------------------------------------------------------------
3 yrs. to 3.99 yrs.                                                       36.31%
--------------------------------------------------------------------------------
4 yrs. to 5.99 yrs.                                                       47.88%
--------------------------------------------------------------------------------
6 yrs. to 7.99 yrs.                                                       10.87%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
                                                       MATURITY       PERCENT OF
DESCRIPTION                       COUPON                 DATE         NET ASSETS
--------------------------------------------------------------------------------
FHLMC G01865                       5.00%               09/01/33          4.9%
--------------------------------------------------------------------------------
FHLMC G01864                       5.00%               01/01/34          4.3%
--------------------------------------------------------------------------------
FNMA 826305                        5.00%               07/01/35          4.2%
--------------------------------------------------------------------------------
FNMA 901934                        5.50%               10/01/36          4.1%
--------------------------------------------------------------------------------
FNR 05-112 NC                      6.00%               10/25/32          3.9%
--------------------------------------------------------------------------------
FHR 2580 VB                        5.50%               04/15/23          3.8%
--------------------------------------------------------------------------------
FHR 2531 PD                        5.50%               05/15/31          3.8%
--------------------------------------------------------------------------------
FNR 06-84 PW                       6.50%               09/25/36          3.7%
--------------------------------------------------------------------------------
FNMA 940826                        6.00%               07/01/37          3.7%
--------------------------------------------------------------------------------
U.S. Treasury Notes                4.50%               04/30/12          3.5%
--------------------------------------------------------------------------------
  Total of Net Assets                                                   39.9%
--------------------------------------------------------------------------------

AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.6 years**
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE HOLDINGS BELOW. **THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY
OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  (M=$1,000)          (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 98.9%
U.S. GOVERNMENT AGENCY
OBLIGATIONS 90.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION 33.7%
Agency Debentures:
FHLMC 4.25%, 07/15/09 (a)                         2,000M           $   1,982,500
FHLMC 4.5%, 07/15/13 (a)                          10,000M              9,817,100
FHLMC 4.75%, 01/19/16 (a)                         9,000M               8,834,670
                                                                   -------------
                                                                      20,634,270
                                                                   -------------
Collateralized Mortgage Obligations:
FHR 2580 VB 5.5%, 04/15/23                        13,000M             13,045,630
FHR 3181 BV 6.5%, 06/15/26                        4,000M               4,166,240
FHR 2531 PD 5.5%, 05/15/31                        13,000M             12,975,950
FHR 3220 PC 6%, 11/15/32                          11,037M             11,222,973
                                                                   -------------
                                                                      41,410,793
                                                                   -------------

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  (M=$1,000)          (NOTE 2)
--------------------------------------------------------------------------------
Mortgage-Backed Securities:
30-Year:
FHLMC 252153 11%, 11/01/09                        451              $         482
FHLMC 170141 11%, 09/01/15                        2M                       2,276
FHLMC 170147 11%, 11/01/15                        2M                       2,306
FHLMC 360017 11%, 11/01/17                        1M                       1,213
FHLMC 544457 11%, 12/01/17                        4M                       3,830
FHLMC G01865 5%, 09/01/33                         17,688M             16,904,303
FHLMC G01864 5%, 01/01/34                         15,498M             14,791,382
FHLMC A61634 5%, 06/01/34                         11,428M             10,906,830
FHLMC G03139 6.5%, 07/01/37                       11,338M             11,510,539
                                                                   -------------
                                                                      54,123,161
                                                                   -------------
TOTAL FEDERAL HOME LOAN
MORTGAGE CORPORATION                                                 116,168,224
                                                                   -------------

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  (M=$1,000)          (NOTE 2)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 55.6%
Agency Debentures:
FNMA 3.3%, 06/02/09                               5,000M           $   4,879,600
FNMA 4.75%, 12/15/10 (a)                          5,000M               5,006,400
FNMA 5.5%, 03/15/11                               5,000M               5,124,050
FNMA 6.875%, 09/10/12                             1,000M               1,000,340
FNMA 5%, 04/15/15 (a)                             5,000M               5,015,100
                                                                   -------------
                                                                      21,025,490
                                                                   -------------
Collateralized Mortgage Obligations:
FNR 06-63 VH 6.5%, 03/25/23                       10,283M             10,679,658
FNR 06-78 BV 6.5%, 06/25/23                       5,714M               5,938,846
FNR 06-66 NV 6.5%, 02/25/24                       11,000M             11,276,980
FNR 06-88 BV 6.5%, 11/25/25                       10,000M             10,393,500
FNR 05-112 NC 6%, 10/25/32                        13,394M             13,576,785

    The accompanying notes are an integral part of the financial statements.

                                      -12-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  (M=$1,000)          (NOTE 2)
--------------------------------------------------------------------------------

FNR 06-84 PW 6.5%, 09/25/36                       12,315M          $  12,846,146
                                                                   -------------
                                                                      64,711,915
                                                                   -------------
Mortgage-Backed Securities:
10-Year:
FNMA 556247 7%, 10/01/10                          75M                     76,718
                                                                   -------------
15-Year:
FNMA 346879 7%, 05/01/11                          37M                     37,956
                                                                   -------------
20-Year:
FNMA 252206 6%, 01/01/19                          49M                     49,457
FNMA 573745 6.5%, 08/01/20                        102M                   105,064
FNMA 758564 6%, 09/01/24                          831M                   837,294
                                                                   -------------
                                                                         991,815
                                                                   -------------
25-Year:
FNMA 251808 10%, 04/01/18                         20M                     21,226
                                                                   -------------
30-Year:
FNMA 002109 9.25%, 10/01/09                       9M                       9,288
FNMA 426830 8%, 11/01/24                          28M                     29,618
FNMA 555800 5.5%, 10/01/33                        2,315M               2,267,993
FNMA 738887 5.5%, 10/01/33                        1,035M               1,014,112
FNMA 748895 6%, 12/01/33                          891M                   891,933
FNMA 725206 5.5%, 02/01/34                        7,834M               7,674,714
FNMA 357634 6%, 10/01/34                          10,857M             10,872,830
FNMA 826305 5%, 07/01/35                          15,310M             14,578,032
FNMA 882684 6%, 06/01/36                          11,677M             11,668,437
FNMA 901934 5.5%, 10/01/36                        14,427M             14,097,138
FNMA 908623 5.5%, 02/01/37                        9,582M               9,359,818
FNMA 916325 5.5%, 03/01/37                        2,896M               2,829,300
FNMA 937997 5%, 05/01/37                          11,061M             10,514,000
FNMA 938804 6%, 06/01/37                          6,512M               6,505,751
FNMA 940826 6%, 07/01/37                          12,686M             12,674,881
                                                                   -------------
                                                                     104,987,845
                                                                   -------------
TOTAL FEDERAL NATIONAL
MORTGAGE ASSOCIATION                                                 191,852,965
                                                                   -------------

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                  (M=$1,000)          (NOTE 2)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 0.8%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197 7%, 02/20/17                         35M              $      36,266
                                                                   -------------
20-Year:
GNMA 623177 6.5%, 08/15/23                        370M                   378,088
                                                                   -------------
25-Year:
GNMA 608728 6.5%, 11/15/25                        792M                   809,714
                                                                   -------------
30-Year:
GNMA 506805 6.5%, 06/15/29                        321M                   327,969
GNMA 606242 6%, 04/15/34                          1,185M               1,192,395
                                                                   -------------
                                                                       1,520,364
                                                                   -------------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                         2,744,432
                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                             310,765,621
                                                                   -------------
U.S. TREASURY OBLIGATIONS 8.8%
5%, 08/15/11 (a)                                   4,000M              4,119,360
4.5%, 04/30/12 (a)                                12,000M             12,125,520
4.375%, 08/15/12 (a)                              10,000M             10,076,500
4.75%, 05/15/14 (a)                                4,000M              4,091,840
                                                                   -------------
                                                                      30,413,220
                                                                   -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $337,811,622)                                                341,178,841
                                                                   -------------


                                                    SHARES
                                                    ------

MONEY MARKET FUNDS 14.9%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $51,273,166)                              51,273,166          51,273,166
                                                                   -------------
TOTAL INVESTMENTS 113.8%
  (COST $389,084,788)+                                               392,452,007
EXCESS OF LIABILITIES OVER OTHER ASSETS (13.8)%                      (47,732,693)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 344,719,314
                                                                   =============

+    COST FOR FEDERAL INCOME TAX PURPOSES IS $389,084,788. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $3,367,220 OF WHICH $3,727,298 RELATED TO APPRECIATED SECURITIES AND
     $360,078 RELATED TO DEPRECIATED SECURITIES.
(a) All or a portion of this security was on loan at August 31, 2007. The aggregate cost and market value of securities on loan at August 31, 2007 is $49,578,134 and $50,005,437, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).



    The accompanying notes are an integral part of the financial statements.

                                      -13-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GROWTH LEADERS FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

TOP SECTORS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                     19.5%
--------------------------------------------------------------------------------
Materials                                                                  17.0%
--------------------------------------------------------------------------------
Energy                                                                     11.9%
--------------------------------------------------------------------------------
Industrials                                                                11.2%
--------------------------------------------------------------------------------
Health Care                                                                10.4%
--------------------------------------------------------------------------------
Consumer Staples                                                            7.4%
--------------------------------------------------------------------------------
Consumer Discretionary                                                      6.9%
--------------------------------------------------------------------------------
Financials                                                                  3.7%
--------------------------------------------------------------------------------
Transportation                                                              2.4%
--------------------------------------------------------------------------------
Utilities                                                                   1.6%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                        4.3%
--------------------------------------------------------------------------------
Praxair, Inc.                                                               4.2%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           4.2%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         4.1%
--------------------------------------------------------------------------------
Kyphon, Inc.                                                                4.1%
--------------------------------------------------------------------------------
Ansys, Inc.                                                                 4.1%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                                              4.1%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                                   4.0%
--------------------------------------------------------------------------------
McDonald's Corp.                                                            3.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                                         3.5%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      40.2%
--------------------------------------------------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                         SHARES          VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 92.0%
CONSUMER DISCRETIONARY 6.9%
McDonald's Corp.                                         12,000      $   591,000
Yum! Brands, Inc.                                        16,000          523,520
                                                                     -----------
                                                                       1,114,520
                                                                     -----------
CONSUMER STAPLES 7.4%
PepsiCo, Inc.                                             6,000          408,180
Walgreen Co.                                              8,000          360,560
Wal-Mart de Mexico SAB de CV ADR *                       12,078          428,769
                                                                     -----------
                                                                       1,197,509
                                                                     -----------
ENERGY 11.9%
EOG Resources, Inc.                                       7,000          471,520
Noble Corp.                                              10,000          490,600
Schlumberger Ltd.                                         7,000          675,500
Weatherford Int'l., Ltd. *                                5,000          291,900
                                                                     -----------
                                                                       1,929,520
                                                                     -----------
FINANCIALS 3.7%
American Express Co.                                      5,000          293,100
BlackRock, Inc.                                           2,000          310,200
                                                                     -----------
                                                                         603,300
                                                                     -----------
HEALTH CARE 10.4%
Abbott Laboratories                                      11,000          571,010
Kyphon, Inc. *                                           10,000          668,700


                                                         SHARES          VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------
Roche Holding AG ADR *                                    5,000      $   435,000
                                                                     -----------
                                                                       1,674,710
                                                                     -----------
INDUSTRIALS 11.2%
Emerson Electric Co.                                     10,000          492,300
Jacobs Engineering Group, Inc. *                         10,000          660,900
Precision Castparts Corp.                                 5,000          651,550
                                                                     -----------
                                                                       1,804,750
                                                                     -----------
INFORMATION TECHNOLOGY 19.5%
Ansys, Inc. *                                            20,000          662,600
Autodesk, Inc. *                                         10,000          463,200
Automatic Data Processing, Inc.                          11,000          503,140
Cisco Systems, Inc. *                                    21,000          670,320
Corning, Inc.                                            20,000          467,400
EMC Corp. *                                              20,000          393,200
                                                                     -----------
                                                                       3,159,860
                                                                     -----------
MATERIALS 17.0%
Allegheny Technologies, Inc.                              5,000          496,950
Carpenter Technology Corp.                                3,000          350,520
Commercial Metals Co.                                    18,300          528,687
Freeport-McMoRan Copper & Gold, Inc.                      8,010          700,234


                                                         SHARES          VALUE
                                                                        (NOTE 2)
--------------------------------------------------------------------------------

Praxair, Inc.                                             9,000      $   680,940
                                                                     -----------
                                                                       2,757,331
                                                                     -----------
TRANSPORTATION 2.4%
Kansas City Southern *                                   13,000          395,070
                                                                     -----------
UTILITIES 1.6%
Dominion Resources, Inc.                                  3,000          255,540
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $12,169,685)                                                  14,892,110
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       (M=$1,000)
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS 6.1%
Federal Farm Credit Bank 3.7%
  Agency Discount Note:
  4.9%, 09/07/07                                           604M          603,507
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                                      -14-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GROWTH LEADERS FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE
ASSOCIATION 2.4%
Agency Discount Notes:
4.9%, 09/05/07                                             387M      $   386,789
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $990,296)                                                        990,296
                                                                     -----------
TOTAL INVESTMENTS 98.1%
  (COST $13,159,981)+                                                 15,882,406
OTHER ASSETS IN EXCESS OF LIABILITIES 1.9%                               310,988
                                                                     -----------
NET ASSETS 100.0%                                                    $16,193,394
                                                                     ===========

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX $13,159,981. AT AUGUST 31, 2007 UNREALIZED
     APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $2,722,425 OF WHICH
     $2,918,648 RELATED TO APPRECIATED SECURITIES AND $196,223 RELATED TO
     DEPRECIATED SECURITIES.
ADR  - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

                                      -15-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

PORTFOLIO WEIGHTINGS
ASSET CATEGORY                                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Bonds                                                                      85.1%
--------------------------------------------------------------------------------
Common Stocks                                                               2.3%
--------------------------------------------------------------------------------
Limited Partnership                                                         1.4%
--------------------------------------------------------------------------------
Foreign Stocks                                                              0.1%
--------------------------------------------------------------------------------
Cash and Other                                                             11.1%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
                                                      MATURITY        PERCENT OF
DESCRIPTION                       COUPON                DATE          NET ASSETS
--------------------------------------------------------------------------------
Amscan Holdings, Inc.              8.75%              05/01/14            2.1%
--------------------------------------------------------------------------------
Kellwood Co.                      7.875%              07/15/09            1.6%
--------------------------------------------------------------------------------
Smithfield Foods, Inc.             8.00%              10/15/09            1.6%
--------------------------------------------------------------------------------
Universal Foods Corp.              6.50%              04/01/09            1.5%
--------------------------------------------------------------------------------
Ford Motor Credit Co.              6.19%              09/28/07            1.5%
--------------------------------------------------------------------------------
NRG Energy, Inc.                  7.375%              02/01/16            1.5%
--------------------------------------------------------------------------------
Ford Motor Credit Co.             9.875%              08/10/11            1.5%
--------------------------------------------------------------------------------
Cinemark, Inc.                                        03/15/09            1.4%
--------------------------------------------------------------------------------
TRW Automotive, Inc.               7.25%              03/15/17            1.4%
--------------------------------------------------------------------------------
General Motors Corp.               7.70%              04/15/16            1.3%
--------------------------------------------------------------------------------
  Total of Net Assets                                                    15.4%
--------------------------------------------------------------------------------

AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 3.9 years**
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE HOLDINGS BELOW. **THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
BONDS 85.1%
BASIC INDUSTRY 12.0%
Basell AF SCA 8.375%, 08/15/15 (a)(b)                     500M      $    447,500
Catalyst Paper Corp. 8.625%, 06/15/11                     500M           442,500
Cellu Tissue Holdings, Inc. 9.75%, 03/15/10               500M           480,000
Freeport-McMoRan Copper & Gold, Inc.
  8.5644%, 04/01/15 (g)                                   750M           774,375
Koppers Holdings, Inc. 0%, 11/15/14 (a)(c)                250M           210,000
MacDermid, Inc. 9.5%, 04/15/17 (b)                        250M           233,750
Mosaic Co. 7.625%, 12/01/16 (b)                           750M           772,500
NewPage Corp. 12%, 05/01/13 (a)                           500M           525,000
Noranda Aluminium Acquisition Corp.
  9.3588%, 05/15/15 (b)(h)                                500M           472,500
Ryerson, Inc. 8.25%, 12/15/11                             500M           501,250
Sabic Innovative Plastics Holdings BV
  9.5%, 08/15/15 (b)                                      500M           507,500



                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
Sappi Papier Holding AG
  6.75%, 06/15/12 (b)                                     500M      $    489,315
Smurfit-Stone Container Enterprises, Inc.
  8.375%, 07/01/12                                        500M           492,500
Universal Foods Corp. 6.5%, 04/01/09                      1,000M       1,010,250
Verso Paper Holdings LLC 11.375%, 08/01/16 (a)            500M           512,500
                                                                    ------------
                                                                       7,871,440
                                                                    ------------
CAPITAL GOODS 4.9%
Berry Plastics Holding Corp. 8.875%, 09/15/14 (a)         500M           501,250
DRS Technologies, Inc. 7.625%, 02/01/18 (a)               500M           492,500
Esco Corp. 8.625%, 12/15/13 (b)                           500M           492,500
Graham Packaging Co., Inc. 9.875%, 10/15/14 (a)           500M           492,500
Hawker Beechcraft Acquisition Co LLC
  9.75%, 04/01/17 (a)(b)                                  250M           248,125
Hexcel Corp. 6.75%, 02/01/15                              500M           488,750


                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
RBS Global Inc and Rexnord Corp.
  11.75%, 08/01/16 (a)                                    500M      $    520,000
                                                                    ------------
                                                                       3,235,625
                                                                    ------------
CONSUMER CYCLICAL 15.4%
American Axle & Manufacturing, Inc.
  7.875%, 03/01/17 (a)                                    500M           470,000
Buffets, Inc. 12.5%, 11/01/14 (a)                         250M           193,750
Dave & Buster's, Inc. 11.25%, 03/15/14                    500M           480,000
Ford Motor Co. 7.45%, 07/16/31 (a)                        250M           188,750
Ford Motor Credit Co LLC 8%, 12/15/16 (a)                 250M           231,070
Ford Motor Credit Co. 6.19%, 09/28/07 (i)                 1,000M         998,110
  9.875%, 08/10/11 (a)                                    1,000M         987,960
General Motors Corp. 7.7%, 04/15/16 (a)                   1,000M         847,500
GMAC LLC 6.75%, 12/01/14 (a)                              750M           637,365
  8%, 11/01/31 (a)                                        500M           450,300
Kellwood Co. 7.875%, 07/15/09                             1,000M       1,035,580
Levi Strauss & Co 9.75%, 01/15/15 (a)                     775M           806,000

    The accompanying notes are an integral part of the financial statements.

                                      -16-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
OSI Restaurant Partners, Inc. 10%, 06/15/15 (a)(b)        250M      $    216,875
Penske Auto Group, Inc. 7.75%, 12/15/16                   500M           480,000
Tenneco, Inc. 10.25%, 07/15/13 (a)                        500M           536,250
TRW Automotive, Inc. 7.25%, 03/15/17 (b)                  1,000M         915,000
Unifi, Inc. 11.5%, 05/15/14 (a)                           750M           661,875
                                                                    ------------
                                                                      10,136,385
                                                                    ------------
CONSUMER NON-CYCLICAL 5.2%
Amscan Holdings, Inc. 8.75%, 05/01/14                     1,500M       1,380,000
Constellation Brands, Inc. 7.25%, 09/01/16                500M           487,500
Dole Food Co., Inc. 8.625%, 05/01/09 (a)                  500M           490,000
Smithfield Foods, Inc. 8%, 10/15/09 (a)                   1,000M       1,030,000
                                                                    ------------
                                                                       3,387,500
                                                                    ------------
ENERGY 12.4%
CHC Helicopter Corp. 7.375%, 05/01/14                     550M           514,250
Chesapeake Energy Corp. 6.875%, 11/15/20                  750M           723,750
Energy Partners Ltd. 9.75%, 04/15/14 (b)                  500M           467,500
MarkWest Energy Partners LP 8.5%, 07/15/16                500M           500,000
Nexus 1 Pte Ltd. 10.5%, 03/07/12 (b)(j)                   500M           497,500
OPTI Canada, Inc. 7.875%, 12/15/14 (b)                    250M           251,875
  8.25%, 12/15/14 (b)                                     250M           254,375
PetroHawk Energy Corp. 9.125%, 07/15/13                   500M           523,750
Petroplus Finance Ltd. 7%, 05/01/17 (b)                   500M           462,500
PetroProd Ltd. 11.36%, 01/12/12 (b)(j)                    500M           505,000
PHI, Inc. 7.125%, 04/15/13                                500M           471,250
Regency Energy Partners LP 8.375%, 12/15/13 (b)           487M           504,045
Sabine Pass LNG LP 7.5%, 11/30/16                         500M           488,750
SemGroup LP 8.75%, 11/15/15 (b)                           500M           483,750
Sonat, Inc. 7%, 02/01/18 (a)                              500M           497,265
TEPPCO Partners LP 7%, 06/01/67 (d)                       500M           466,665


                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
Williams Partners LP 7.25%, 02/01/17                      500M      $    497,500
                                                                    ------------
                                                                       8,109,725
                                                                    ------------
MEDIA 8.8%
Charter Communications Holdings II LLC
  10.25%, 09/15/10                                        800M           806,000
Charter Communications Operating LLC
  8.375%, 04/30/14 (b)                                    250M           248,750
CSC Holdings, Inc. 7.25%, 07/15/08                        750M           751,875
Dex Media, Inc. 8%, 11/15/13                              500M           498,750
Echostar DBS Corp. 5.75%, 10/01/08                        500M           498,125
Idearc, Inc. 8%, 11/15/16 (b)                             400M           397,000
Interpublic Group of Cos, Inc. 6.25%, 11/15/14            250M           223,750
Liberty Media LLC 5.7%, 05/15/13 (a)                      200M           185,900
LIN Television Corp. 6.5%, 05/15/13                       500M           472,500
Mediacom LLC 7.875%, 02/15/11                             500M           498,750
Quebecor World, Inc. 9.75%, 01/15/15 (b)                  250M           236,250
RH Donnelley Corp. 8.875%, 01/15/16 (a)                   250M           257,500
Videotron Ltee 6.375%, 12/15/15                           800M           734,000
                                                                    ------------
                                                                       5,809,150
                                                                    ------------
SERVICES CYCLICAL 7.9%
ARAMARK Corp. 8.5%, 02/01/15 (a)                          400M           400,500
Beazer Homes USA, Inc. 8.625%, 05/15/11                   1,000M         805,000
Cinemark, Inc. 0%, 03/15/14 (e)                           1,000M         930,000
Herbst Gaming, Inc. 7%, 11/15/14                          425M           331,500
Marquee Holdings, Inc. 0%, 08/15/14 (f)                   1,000M         845,000
MGM Mirage 7.5%, 06/01/16                                 400M           397,000
Neff Corp. 10%, 06/01/15                                  500M           442,500
Park Place Entertainment Corp.
  7.875%, 03/15/10                                        500M           505,000
United Rentals North America, Inc.
  7.75%, 11/15/13                                         500M           517,500
                                                                    ------------
                                                                       5,174,000
                                                                    ------------




                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
SERVICES NON-CYCLICAL 4.2%
Advanced Medical Optics, Inc.
  7.5%, 05/01/17                                          500M      $    458,750
HCA, Inc. 9.25%, 11/15/16 (b)                             800M           824,000
Invacare Corp. 9.75%, 02/15/15 (a)                        500M           485,000
Universal Hospital Services, Inc.
  8.5%, 06/01/15 (b)                                      500M           477,500
Waste Services, Inc. 9.5%, 04/15/14                       500M           507,500

                                                                    ------------
                                                                       2,752,750
                                                                    ------------
TECHNOLOGY 1.7%
NXP BV/NXP Funding LLC 7.875%, 10/15/14 (a)               250M           226,563
  9.5%, 10/15/15 (a)                                      250M           216,875
Sungard Data Systems, Inc. 9.125%, 08/15/13               650M           674,375
                                                                    ------------
                                                                       1,117,813
                                                                    ------------
TELECOMMUNICATIONS 7.3%
Centennial Communications Corp.
  10%, 01/01/13 (a)                                       250M           262,500
Cincinnati Bell, Inc. 8.375%, 01/15/14 (a)                500M           497,500
Citizens Communications Co. 6.25%, 01/15/13 (a)           250M           241,250
Dobson Communications Corp. 8.875%, 10/01/13              500M           531,250
Intelsat Subsidiary Holding Co Ltd.
  8.25%, 01/15/13                                         300M           303,000
Qwest Communications Int'l, Inc.
  7.5%, 02/15/14 (a)                                      500M           493,750
Qwest Corp. 7.875%, 09/01/11                              500M           525,625
Rogers Wireless, Inc. 6.375%, 03/01/14                    350M           354,750
  7.5%, 03/15/15                                          575M           620,540
US Unwired, Inc. 10%, 06/15/12                            425M           456,628
Windstream Corp. 8.125%, 08/01/13                         500M           518,750
                                                                    ------------
                                                                       4,805,543
                                                                    ------------
UTILITIES 5.3%
Edison Mission Energy 7.2%, 05/15/19 (b)                  500M           475,000
NRG Energy, Inc. 7.375%, 02/01/16                         1,000M         990,000
Reliant Energy, Inc. 7.875%, 06/15/17 (a)                 750M           736,875


    The accompanying notes are an integral part of the financial statements.



                                      -17-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
SEMCO Energy, Inc. 7.125%, 05/15/08                       500M      $    503,800
White Pine Hydro Portfolio LLC 7.26%, 07/20/15 (b)        800M           799,271
                                                                    ------------
                                                                       3,504,946
                                                                    ------------
TOTAL BONDS
  (COST $56,956,725)                                                  55,904,877
                                                                    ------------

                                                         SHARES
                                                         ------
COMMON STOCKS 2.3%
CONSUMER DISCRETIONARY 0.2%
Six Flags, Inc. * (a)                                     24,000          96,480
Trump Entertainment Resorts, Inc. * (a)                    8,000          53,440
                                                                    ------------
                                                                         149,920
                                                                    ------------
ENERGY 0.7%
CHC Helicopter Corp. (a)                                   6,500         157,300
Peabody Energy Corp. (a)                                   4,600         195,546
Quicksilver Resources, Inc. * (a)                          1,500          59,925
Range Resources Corp. (a)                                  2,000          72,620
                                                                    ------------
                                                                         485,391
                                                                    ------------
HEALTH CARE 0.3%
Bristol-Myers Squibb Co. (a)                               5,500         160,325
                                                                    ------------
INDUSTRIALS 0.3%
Waste Services, Inc. * (a)                                18,000         177,480
                                                                    ------------
UTILITIES 0.8%
Dynegy, Inc. * (a)                                        35,000         283,150
Mirant Corp. * (a)                                         6,526         254,318
                                                                    ------------
                                                                         537,468
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $1,468,425)                                                    1,510,584
                                                                    ------------
FOREIGN STOCKS 0.1%
CANADA 0.1%
OPTI Canada, Inc. *
  (Cost $65,932)                                           4,000          73,864
                                                                    ------------
LIMITED PARTNERSHIPS 1.4%
ENERGY 1.4%
EV Energy Partner LP * (a)(k)                              5,000         183,500
Exterran Partners LP * (a)                                 4,000         137,360
Spectra Energy Partners LP *                               7,000         185,430
Targa Resources Partners LP *                              8,000         240,000



                                                                        VALUE
                                                          SHARES       (NOTE 2)
--------------------------------------------------------------------------------
Williams Partners LP * (a)(k)                              4,000    $    178,360
                                                                    ------------
TOTAL LIMITED PARTNERSHIPS
  (COST $759,093)                                                        924,650
                                                                    ------------


                                                          PRINCIPAL
                                                            AMOUNT
                                                         (M=$1,000)
                                                         ----------
CORPORATE SHORT-TERM NOTES 8.4%
American Express Credit
  5.2%, 09/06/07                                          2,500M    $  2,498,194
Lbc (Lasalle Bank Corp.)
  5.12%, 09/04/07 3,000M                                               2,998,720
                                                                    ------------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $5,496,914)                                                    5,496,914
                                                                    ------------

                                                        SHARES
                                                        ------
MONEY MARKET FUNDS 22.6%
State Street Navigator Securities Lending
  Prime Portfolio (l)
  (Cost $14,855,555)                                   14,855,555     14,855,555
                                                                    ------------
TOTAL INVESTMENTS 119.9%
  (COST $79,602,644)+                                                 78,766,444
EXCESS OF LIABILITIES OVER OTHER ASSETS (19.9)%                      (13,091,944)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 65,674,500
                                                                    ============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES IS $79,602,644. AT AUGUST 31, 2007
     UNREALIZED DEPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $836,200
     OF WHICH $1,107,178 RELATED TO APPRECIATED SECURITIES AND $1,943,379
     RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $14,557,082 AND $14,316,881, RESPECTIVELY.
(b)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
     1933, AS AMENDED. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT
     FROM REGISTRATIONS, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT AUGUST
     31, 2007, THE MARKET VALUE OF RULE 144A SECURITIES AMOUNTED TO $11,679,881
     OR 17.78% OF NET ASSETS.
(c)  KOOPER HOLDINGS, INC. CURRENTLY PAYS A 0% COUPON, STEPS UP TO 9.875%
     BEGINNING 11/15/2009.
(d) Teppco Partners is currently paying a fixed rate of 7.0%, but on 06/01/2017 the security becomes a floating rate following the 3 month Libor rate plus
     2.7775%.
(e)  Cinemark, Inc. currently pays a 0% coupon, steps up to 9.75% beginning
     03/15/2009.
(f) Marquee Holdings, Inc. currently pays a 0% coupon, steps up to 12% beginning 08/15/2009.
(g) Freeport-McMoran Copper & Gold Co. has a variable interest rate that floats semi-annually on the 1st of April and October. The interest rate is based on the 6-month Libor rate plus 3.25%.
(h) Noranda Aluminum Acquisition Corp. has a variable interest rate that floats semi-annually on the 15th of May and November. The interest rate is based on the 6-month Libor rate plus 4.00%.
(i) Ford Motor Credit Co. has a variable interest rate that floats quarterly on the 28th of March, June, September and December. The interest rate is based on the 3-month Libor rate plus 0.83%.
(j) Illiquid Securities. These bonds represent private placement investments that the Fund has made, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. At August
     31, 2007, the market value of the private placement securities amounted to $1,002,500 or 1.53% of net assets.
(k)  Return of Capital paid during the fiscal period
(l) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity
     (see Note 2).


    The accompanying notes are an integral part of the financial statements.

                                      -18-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

SECTOR WEIGHTINGS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 21.6%
--------------------------------------------------------------------------------
Industrials                                                                15.2%
--------------------------------------------------------------------------------
Consumer Staples                                                            9.0%
--------------------------------------------------------------------------------
Information Technology                                                      9.0%
--------------------------------------------------------------------------------
Consumer Discretionary                                                      8.0%
--------------------------------------------------------------------------------
Materials                                                                   7.8%
--------------------------------------------------------------------------------
Energy                                                                      7.6%
--------------------------------------------------------------------------------
Health Care                                                                 6.9%
--------------------------------------------------------------------------------
Telecommunication Services                                                  6.5%
--------------------------------------------------------------------------------
Utilities                                                                   5.2%
--------------------------------------------------------------------------------

TOP GEOGRAPHICAL WEIGHTINGS

COUNTRY                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Japan                                                                      17.8%
--------------------------------------------------------------------------------
United Kingdom                                                             17.6%
--------------------------------------------------------------------------------
Germany                                                                    14.5%
--------------------------------------------------------------------------------
Switzerland                                                                10.2%
--------------------------------------------------------------------------------
France                                                                      7.9%
--------------------------------------------------------------------------------
Hong Kong                                                                   4.1%
--------------------------------------------------------------------------------
Finland                                                                     3.8%
--------------------------------------------------------------------------------
Australia                                                                   2.8%
--------------------------------------------------------------------------------
Norway                                                                      2.4%
--------------------------------------------------------------------------------
Netherlands                                                                 2.2%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Nestle SA                                                                   2.7%
--------------------------------------------------------------------------------
Komatsu Ltd.                                                                2.5%
--------------------------------------------------------------------------------
Fresenius SE                                                                2.1%
--------------------------------------------------------------------------------
Telefonica SA                                                               2.1%
--------------------------------------------------------------------------------
Nokia Oyj                                                                   2.0%
--------------------------------------------------------------------------------
Old Mutual PLC                                                              2.0%
--------------------------------------------------------------------------------
RWE AG                                                                      1.9%
--------------------------------------------------------------------------------
Anglo American PLC                                                          1.9%
--------------------------------------------------------------------------------
China Mobile Ltd.                                                           1.9%
--------------------------------------------------------------------------------
Vodafone Group PLC                                                          1.8%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      20.9%
--------------------------------------------------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                        SHARES          VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 96.8%
AUSTRALIA 2.8%
Macquarie Infrastructure Group * (a)                  1,025,000    $   2,767,393
National Australia Bank Ltd.                             67,000        2,194,914
                                                                   -------------
                                                                       4,962,307
                                                                   -------------
AUSTRIA 1.0%
OMV AG                                                   30,000        1,858,952
                                                                   -------------
BRAZIL 1.6% Companhia Vale do Rio
Doce ADR *                                               60,000        2,959,800
                                                                   -------------
CANADA 1.0%
EnCana Corp.                                             30,000        1,758,239
                                                                   -------------

                                                        SHARES          VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
CHINA 1.9%
China Mobile Ltd. ADR * (a)                              50,000    $   3,389,500
                                                                   -------------
FINLAND 3.8%
Fortum Oyj (a)                                           70,000        2,319,730
Nokia Oyj                                               110,000        3,623,793
Stora Enso Oyj                                           49,600          893,611
                                                                   -------------
                                                                       6,837,134
                                                                   -------------
FRANCE 7.9%
AXA SA (a)                                               43,000        1,718,547
BNP Paribas                                              12,000        1,259,689
Carrefour SA (a)                                         26,000        1,812,388
Electricite de France (a)                                 5,000          503,803
Groupe Danone (a)                                        20,000        1,518,619
Pernod-Ricard SA (a)                                      8,500        1,785,172



                                                        SHARES          VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
PPR (a)                                                  17,000    $   2,932,230
Total SA ADR *                                           37,000        2,778,330
                                                                   -------------
                                                                      14,308,778
                                                                   -------------
GERMANY 14.5%
Allianz SE (a)                                            7,000        1,503,787
BASF AG                                                  17,500        2,318,236
Commerzbank AG                                           37,500        1,541,726
Deutsche Postbank AG                                     20,000        1,452,703
Fresenius SE                                             53,000        3,756,485
Hypo Real Estate Holding AG (a)                          15,000          825,523
MAN AG                                                   12,000        1,722,948
Puma AG Rudolf Dassler Sport                              7,500        3,019,297
RWE AG                                                   31,000        3,487,721
SAP AG                                                   39,000        2,110,789


    The accompanying notes are an integral part of the financial statements.


                                      -19-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
SGL Carbon AG * (a)                                      50,000    $   2,414,201
Siemens AG                                               15,000        1,885,994
                                                                   -------------
                                                                      26,039,410
                                                                   -------------
HONG KONG 4.1%
Cheung Kong Holdings Ltd.                               200,000        2,940,487
HSBC Holdings PLC                                        81,700        1,467,920
Shun TAK Holdings Ltd.                                1,150,000        1,724,756
Towngas China Co Ltd. *                               2,000,000        1,180,653
                                                                   -------------
                                                                       7,313,816
                                                                   -------------
ISRAEL 0.9%
Nice Systems Ltd.
ADR * (a)                                                45,000        1,592,100
                                                                   -------------
JAPAN 17.7%
Canon, Inc.                                              51,000        2,911,053
Credit Saison Co Ltd.                                    45,000        1,183,030
Daiwa House Industry Co Ltd.                            128,000        1,700,430
East Japan Railway Co.                                      222        1,769,234
Fanuc Ltd.                                               12,000        1,166,349
J. Front Retailing (a)                                   65,000          707,315
Jupiter Telecommunications Co Ltd. *                      2,300        1,762,493
Komatsu Ltd.                                            145,000        4,454,897
Mitsubishi Corp.                                         52,400        1,470,785
Mitsui Fudosan Co Ltd.                                   60,000        1,569,670
Nomura Holdings, Inc.                                   106,000        1,871,464
Shin-Etsu Chemical Co Ltd. (a)                           27,000        1,952,027
Sumitomo Mitsui Financial Group, Inc. (a)                   360        2,839,679
Takeda Pharmaceutical Co Ltd. (a)                        38,000        2,599,908
Toyota Motor Corp.                                       35,300        2,044,186
Uni-Charm Corp. (a)                                      34,000        1,961,116
                                                                   -------------
                                                                      31,963,636
                                                                   -------------
MEXICO 0.7%
America Movil SA de CV
ADR *                                                    20,000        1,209,200
                                                                   -------------
NETHERLANDS 2.1%
ING Groep NV * (a)                                       49,000        1,972,078
TNT NV                                                   45,000        1,903,997
                                                                   -------------
                                                                       3,876,075
                                                                   -------------
NORWAY 2.4%
Acergy SA (a)                                            75,000        1,979,963
Statoil ASA (a)                                          80,000        2,301,730
                                                                   -------------
                                                                       4,281,693
                                                                   -------------

                                                        SHARES          VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
SINGAPORE 1.3%
Singapore Technologies
Engineering Ltd.                                      1,000,000    $   2,415,887
                                                                   -------------
SOUTH AFRICA 0.0%
Mondi Ltd. (a)                                            6,500           62,252
                                                                   -------------
SOUTH KOREA 1.6%
Samsung Electronics Co Ltd.                               4,500        2,836,755
                                                                   -------------
SPAIN 2.1%
Telefonica SA ADR *                                      50,000        3,734,000
                                                                   -------------
SWEDEN 0.4%
Telefonaktiebolaget LM
Ericsson ADR * (a)                                       20,000          744,200
                                                                   -------------
SWITZERLAND 10.2%
ABB Ltd.                                                 50,000        1,234,665
Adecco SA (a)                                            30,000        1,960,450
Credit Suisse Group                                      26,000        1,706,333
Julius Baer Holding AG                                   38,000        2,526,172
Nestle SA                                                11,000        4,794,247
Novartis AG                                              40,000        2,108,596
Roche Holding AG                                         11,500        2,003,241
Sonova Holding AG                                        22,000        1,950,883
                                                                   -------------
                                                                      18,284,587
                                                                   -------------
TAIWAN 1.3%
HON HAI Precision
Industry Co Ltd.                                        306,000        2,270,915
                                                                   -------------
UNITED KINGDOM 17.5%
Anglo American PLC                                       59,150        3,395,822
BAE Systems PLC                                         333,000        3,117,134
BP PLC                                                  275,000        3,090,425
Diageo PLC                                               59,300        1,268,181
Kingfisher PLC                                          365,100        1,539,072
Mondi PLC                                                16,250          160,380
Old Mutual PLC                                        1,100,000        3,552,278
Royal Bank of Scotland Group PLC                        220,000        2,556,436
SABMiller PLC                                            45,000        1,237,819
Standard Chartered PLC                                   75,000        2,321,054
Tesco PLC                                               209,000        1,796,803
United Utilities PLC                                    132,000        1,844,757
Vodafone Group PLC                                      998,750        3,227,618
WPP Group PLC                                           175,000        2,495,121
                                                                   -------------
                                                                      31,602,900
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $126,283,253)                                                174,302,136
                                                                   -------------


                                                       SHARES          VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 17.2%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $31,022,006)                                 31,022,006    $  31,022,006
                                                                   -------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                       (M=$1,000)
                                                       ----------
CORPORATE SHORT-TERM NOTES 2.8%
Lbc (lasalle Bank Corp.) 5.2%, 09/04/07
  (Cost $4,997,833)                                      5,000M    $   4,997,833
                                                                   -------------
TOTAL INVESTMENTS 116.8%
  (COST $162,303,092)+                                               210,321,975
EXCESS OF LIABILITIES OVER OTHER ASSETS (16.8)%                      (30,301,657)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 180,020,318
                                                                   =============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES IS $162,303,092. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $48,018,883 OF WHICH $50,881,966 RELATED TO APPRECIATED SECURITIES AND
     $2,863,083 RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $20,852,793 AND $30,047,395, RESPECTIVELY.
(b)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).
ADR  - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.


                                      -20-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL MID CAP GROWTH FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

TOP SECTORS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                     22.0%
--------------------------------------------------------------------------------
Industrials                                                                19.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     15.7%
--------------------------------------------------------------------------------
Health Care                                                                13.2%
--------------------------------------------------------------------------------
Energy                                                                     10.9%
--------------------------------------------------------------------------------
Financials                                                                  7.7%
--------------------------------------------------------------------------------
Materials                                                                   5.9%
--------------------------------------------------------------------------------
Consumer Staples                                                            1.9%
--------------------------------------------------------------------------------
Telecommunication Services                                                  1.6%
--------------------------------------------------------------------------------
Utilities                                                                   0.9%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Tempur-Pedic Int'l., Inc.                                                   1.9%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.                                              1.8%
--------------------------------------------------------------------------------
Cameron Int'l. Corp.                                                        1.8%
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                             1.8%
--------------------------------------------------------------------------------
Praxair, Inc.                                                               1.8%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                                   1.7%
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.                                                 1.7%
--------------------------------------------------------------------------------
Covance, Inc.                                                               1.6%
--------------------------------------------------------------------------------
NII Holdings, Inc.                                                          1.6%
--------------------------------------------------------------------------------
BE Aerospace, Inc.                                                          1.5%
--------------------------------------------------------------------------------
  Total of Net Assets                                                      17.2%
--------------------------------------------------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                         SHARES         VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS           99.1%
CONSUMER DISCRETIONARY 15.7%
Apollo Group, Inc. *                                     28,500    $   1,672,095
Cablevision Systems Corp.                                44,000        1,476,200
Coach, Inc. *                                            54,500        2,426,885
Dick's Sporting Goods, Inc. * (a)                        42,000        2,725,800
Hilton Hotels Corp.                                      33,100        1,520,945
Marriott Int'l., Inc.                                    36,500        1,621,330
PetSmart, Inc.                                           62,500        2,168,750
Starwood Hotels & Resorts Worldwide, Inc.                25,000        1,528,000
Strayer Education, Inc. (a)                              13,500        2,154,330
Tempur-Pedic Int'l., Inc. (a)                           108,000        3,121,200
Tiffany & Co.                                            37,500        1,924,875
Under Armour, Inc. *                                     28,000        1,820,280
Wolverine World Wide, Inc.                               66,500        1,748,285
                                                                   -------------
                                                                      25,908,975
                                                                   -------------
CONSUMER STAPLES 1.9%
McCormick & Co, Inc./MD                                  52,500        1,881,600
SUPERVALU, Inc. (a)                                      32,000        1,348,800
                                                                   -------------
                                                                       3,230,400
                                                                   -------------


                                                         SHARES         VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
ENERGY 10.9%
Cameron Int'l. Corp. *                                   36,000    $   2,943,720
GlobalSantaFe Corp.                                      29,500        2,082,405
Grant Prideco, Inc. * (a)                                39,500        2,184,350
Noble Energy, Inc. (a)                                   27,700        1,663,939
Range Resources Corp.                                    48,500        1,761,035
Smith Int'l., Inc.                                       27,500        1,842,775
Southwestern Energy Co. *                                30,700        1,141,733
Weatherford Int'l., Ltd.* (a)                            41,500        2,422,770
Williams Cos, Inc.                                       61,000        1,891,000
                                                                   -------------
                                                                      17,933,727
                                                                   -------------
FINANCIALS 7.7%
Affiliated Managers
Group, Inc. * (a)                                        21,500        2,434,875
CME Group, Inc.                                           4,000        2,219,200
HCC Insurance Holdings, Inc.                             37,000        1,021,570
IntercontinentalExchange, Inc. * (a)                     16,500        2,406,855
Invesco PLC ADR * (a)                                    72,000        1,777,680
Moody's Corp. (a)                                        27,000        1,237,950
T. Rowe Price Group, Inc.                                31,500        1,616,580
                                                                   -------------
                                                                      12,714,710
                                                                   -------------


                                                         SHARES         VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
HEALTH CARE 13.2%
BioMarin Pharmaceuticals, Inc. * (a)                     59,500    $   1,278,060
  Community Health Systems, Inc. *                       34,700        1,205,131
Covance, Inc. * (a)                                      36,500        2,676,180
Dentsply Int'l. Inc                                      46,500        1,831,170
Gen-Probe, Inc. *                                        38,000        2,432,760
Hologic, Inc. *                                          29,500        1,567,925
Hospira, Inc. *                                          46,000        1,777,900
Quest Diagnostics, Inc.(a)                               37,500        2,053,125
Shire PLC ADR *                                          29,500        2,322,830
St. Jude Medical, Inc. *                                 53,500        2,330,995
VCA Antech, Inc. *                                       55,500        2,269,395
                                                                   -------------
                                                                      21,745,471
                                                                   -------------
INDUSTRIALS 19.3%
Ametek, Inc.                                             40,000        1,599,600
BE Aerospace, Inc. *                                     63,500        2,474,595
Corrections Corp of America *                            75,000        1,924,500
Expeditors Int'l. Washington, Inc. (a)                   30,500        1,347,185
Geo Group, Inc. * (a)                                    47,200        1,405,144
Goodrich Corp.                                           36,500        2,305,340

    The accompanying notes are an integral part of the financial statements.


                                      -21-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL MID CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
IHS, Inc. * (a)                                          41,000    $   2,069,270
ITT Corp.                                                25,000        1,699,750
Jacobs Engineering Group, Inc. * (a)                     45,500        3,007,095
Joy Global, Inc. (a)                                     18,500          802,715
Precision Castparts Corp.                                21,000        2,736,510
Republic Services, Inc.                                  69,000        2,145,210
Ritchie Bros Auctioneers, Inc.                           30,500        1,970,605
Roper Industries, Inc. (a)                               39,000        2,468,310
Spirit Aerosystems Holdings, Inc. *                      49,500        1,769,625
Stericycle, Inc. *                                       41,300        2,060,870
                                                                   -------------
                                                                      31,786,324
                                                                   -------------
INFORMATION TECHNOLOGY 22.0%
Adtran, Inc. (a)                                         70,500        1,884,465
Akamai Technologies, Inc. * (a)                          32,700        1,053,594
Altera Corp. (a)                                         63,000        1,500,030
Amphenol Corp.                                           58,500        2,112,435
Ansys, Inc. * (a)                                        73,500        2,435,055
Autodesk, Inc. *                                         51,000        2,362,320
Business Objects SA ADR *                                51,500        2,261,365
Ciena Corp. * (a)                                        57,600        2,181,888
Cognizant Technology Solutions Corp. *                   28,300        2,080,333
Equinix, Inc. * (a)                                      25,500        2,257,005
Kla-Tencor Corp. (a)                                     27,500        1,580,425
Maxim Integrated Products, Inc.                          67,000        2,010,670
McAfee, Inc. *                                           20,500          732,875
MEMC Electronic Materials, Inc. *                        47,500        2,917,450
Network Appliance, Inc. *                                38,300        1,067,038
Nvidia Corp. *                                           39,500        2,020,820
Research In Motion Ltd. *                                20,700        1,767,987
SanDisk Corp. *                                          38,000        2,130,280
Xilinx, Inc. (a)                                         76,000        1,943,320
                                                                   -------------
                                                                      36,299,355
                                                                   -------------
MATERIALS 5.9%
Allegheny Technologies, Inc.                             22,800        2,266,092
Carpenter Technology Corp. (a)                           18,500        2,161,540
Freeport-McMoRan Copper & Gold, Inc. (a)                 12,500        1,092,750
Praxair, Inc.                                            38,500        2,912,910
Steel Dynamics, Inc.                                     30,500        1,323,090
                                                                   -------------
                                                                       9,756,382
                                                                   -------------




                                                         SHARES         VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.6%
NII Holdings, Inc. *                                     33,000    $   2,612,940
                                                                   -------------

UTILITIES 0.9%
AES Corp. *                                              85,500        1,548,405
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $126,713,421)                                                163,536,689
                                                                   -------------
MONEY MARKET FUNDS 17.0%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $27,995,662)                                 27,995,662       27,995,662
                                                                   -------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                      (M=$1,000)
                                                      ----------
CORPORATE SHORT-TERM NOTES 1.4%
Prudential Fund 4.9%, 09/05/07                           1,200M    $   1,199,347
Ubs Finance (de) 5.24%, 09/05/07                         1,200M        1,199,301
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $2,398,648)                                                    2,398,648
                                                                   -------------
TOTAL INVESTMENTS 117.5%
  (COST $157,107,731)+                                               193,930,999
EXCESS OF LIABILITIES OVER OTHER ASSETS (17.5)%                      (28,878,716)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 165,052,283
                                                                   =============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES IS $157,107,731. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $36,823,268 OF WHICH $38,542,471 RELATED TO APPRECIATED SECURITIES AND
     $1,719,203 RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $23,151,637 AND $27,550,077, RESPECTIVELY.
(b)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).
ADR  - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

                                      -22-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

AVERAGE EFFECTIVE DURATION
DURATION                                                   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Less than 1 yr.                                                            8.27%
--------------------------------------------------------------------------------
1 yr. to 2.99 yrs.                                                        78.37%
--------------------------------------------------------------------------------
3 yrs. to 3.99 yrs.                                                       11.60%
--------------------------------------------------------------------------------
4 yrs. to 5.99 yrs.                                                        1.76%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
                                                     MATURITY        PERCENT OF
DESCRIPTION                      COUPON                DATE          NET ASSETS
--------------------------------------------------------------------------------
FHRR R007 AC                     5.875%              05/15/16           11.8%
--------------------------------------------------------------------------------
FHR 2388 BG                       6.50%              12/15/31            9.5%
--------------------------------------------------------------------------------
GNR 02-41 TE                      6.00%              07/16/31            8.2%
--------------------------------------------------------------------------------
FHR 2435 HL                       6.50%              09/15/31            7.6%
--------------------------------------------------------------------------------
FHR 3176 HA                       6.00%              02/15/28            5.6%
--------------------------------------------------------------------------------
FHRR R006 AK                      5.75%              12/15/18            5.2%
--------------------------------------------------------------------------------
FHLMC J05907                      6.00%              08/01/19            5.0%
--------------------------------------------------------------------------------
FHR 2492 PE                       6.00%              01/15/22            4.9%
--------------------------------------------------------------------------------
GNMA 781109                       7.00%              11/15/14            2.9%
--------------------------------------------------------------------------------
FNMA 725284                       7.00%              11/01/18            2.4%
--------------------------------------------------------------------------------
Total of Net Assets                                                     63.1%
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 2.3 years**
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE HOLDINGS BELOW. **THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 99.6%
U.S. GOVERNMENT AGENCY
OBLIGATIONS 99.6%
FEDERAL HOME LOAN MORTGAGE
CORPORATION 61.4%
Collateralized Mortgage Obligations:
FHR 2835 VK 5.5%, 11/15/12                              1,180M      $  1,184,815
FHRR R007 AC 5.875%, 05/15/16                           18,530M       18,709,535
FHR 2353 TD 6%, 09/15/16                                298M             303,976
FHRR R006 AK 5.75%, 12/15/18                            8,214M         8,269,411
FHR 2492 PE 6%, 01/15/22                                7,769M         7,872,616
FHR 3176 HA 6%, 02/15/28                                8,789M         8,898,799
FHR 2435 HL 6.5%, 09/15/31                              11,868M       12,097,928
FHR 2388 BG 6.5%, 12/15/31                              14,536M       15,035,508
                                                                    ------------
                                                                      72,372,588
                                                                    ------------
Mortgage-Backed Securities:
10-Year:
FHLMC E88437 5.5%, 03/01/12                             333M             336,664


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FHLMC E88621 5.5%, 03/01/12                             246M        $    248,086
FHLMC E89015 6.5%, 04/01/12                             444M             456,545
FHLMC E89586 5.5%, 05/01/12                             246M             248,972
FHLMC E89815 5.5%, 05/01/12                             248M             251,171
FHLMC G11271 5.5%, 05/01/12                             386M             389,792
FHLMC E93390 5.5%, 07/01/12                             151M             152,262
FHLMC E91150 5.5%, 09/01/12                             262M             265,028
FHLMC E91152 5.5%, 09/01/12                             59M               59,284
FHLMC E91428 5.5%, 09/01/12                             191M             193,330
FHLMC E91504 5.5%, 09/01/12                             430M             434,964
FHLMC E94026 5.5%, 02/01/13                             2,320M         2,347,883
FHLMC E94029 5.5%, 02/01/13                             980M             991,328
FHLMC B10204 5.5%, 10/01/13                             446M             450,165



                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FHLMC B10950 5.5%, 11/01/13                             660M        $    666,360
                                                                    ------------
                                                                       7,491,834
                                                                    ------------
15-Year:
FHLMC E47607 8%, 02/01/08                               2M                 1,943
FHLMC E47837 7%, 03/01/08                               8M                 8,460
FHLMC E49621 7%, 07/01/08                               16M               16,573
FHLMC E54549 6.5%, 09/01/08                             7M                 7,232
FHLMC E00292 6.5%, 04/01/09                             13M               13,068
FHLMC G10330 7%, 01/01/10                               53M               54,246
FHLMC E61405 7%, 08/01/10                               8M                 8,470
FHLMC E62686 7%, 01/01/11                               142M             145,075
FHLMC E00422 7%, 03/01/11                               55M               56,032
FHLMC M30120 5.5%, 05/01/11                             70M               70,907
FHLMC M30121 5.5%, 05/01/11                             106M             106,994


    The accompanying notes are an integral part of the financial statements.

                                      -23-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FHLMC E00436 7%, 06/01/11                               26M         $     26,917
FHLMC E64484 7%, 06/01/11                               7M                 7,588
FHLMC M30123 6.5%, 07/01/11                             78M               80,063
FHLMC E85491 6.5%, 09/01/11                             147M             150,261
FHLMC F70014 7.5%, 09/01/11                             123M             126,210
FHLMC E72904 8%, 11/01/11                               27M               27,673
FHLMC F70015 8%, 12/01/11                               109M             112,718
FHLMC G10654 7%, 02/01/12                               242M             248,770
FHLMC G10705 6.5%, 08/01/12                             338M             345,399
FHLMC E93347 5.5%, 12/01/12                             279M             282,053
FHLMC G11228 6.5%, 12/01/12                             80M               81,932
FHLMC E94628 5%, 02/01/13                               1,095M         1,099,077
FHLMC M30171 5.5%, 06/01/13                             63M               63,343
FHLMC E72131 6.5%, 08/01/13                             219M             223,842
FHLMC G11135 6.5%, 08/01/13                             271M             275,847
FHLMC E72178 6.5%, 09/01/13                             116M             118,776
FHLMC G10965 7.5%, 10/01/14                             62M               64,236
FHLMC E82128 7%, 03/01/15                               85M               87,214
FHLMC E00843 8%, 04/01/15                               30M               31,342
FHLMC E01009 6.5%, 08/01/16                             981M           1,002,634
FHLMC G11585 7%, 02/01/17                               853M             880,477
FHLMC E88357 6.5%, 03/01/17                             200M             204,183
FHLMC J05907 6%, 08/01/19                               7,795M         7,888,803
                                                                    ------------
                                                                      13,918,358
                                                                    ------------
20-Year:
FHLMC C90035 6.5%, 11/01/13                             265M             272,765
FHLMC D94982 7%, 04/01/16                               192M             199,043
FHLMC D94230 7.5%, 10/01/19                             311M             327,000
                                                                    ------------
                                                                         798,808
                                                                    ------------


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
30-Year:
FHLMC 160040 8.75%, 03/01/08                            318         $        319
FHLMC 160054 9.25%, 07/01/08                            2M                 2,494
FHLMC 303073 8.5%, 03/01/09                             16M               16,086
FHLMC 254499 7.75%, 06/01/09                            4M                 3,752
FHLMC 160081 10.25%, 06/01/09                           580                  610
FHLMC 181586 8%, 12/01/09                               3M                 2,719
FHLMC 555131 8.25%, 12/01/09                            2M                 2,117
FHLMC 141001 7.75%, 09/01/16                            2M                 2,095
FHLMC 141161 7.75%, 04/01/17                            10M               10,398
FHLMC 302609 8%, 08/01/17                               74M               77,493
FHLMC G00100 8%, 02/01/23                               22M               23,063
FHLMC A17291 6.5%, 11/01/33                             2,919M         2,977,784
                                                                    ------------
                                                                       3,118,930
                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          97,700,518
FEDERAL NATIONAL MORTGAGE ASSOCIATION 23.9%
Agency Debentures:
FNMA 6.625%, 10/15/07                                   12,000M       12,017,160
                                                                    ------------
Collateralized Mortgage Obligations:
FNR 05-105 TJ 5.5%, 12/25/35                            2,812M         2,795,428
                                                                    ------------
Mortgage-Backed Securities:
10-Year:
FNMA 251418 7%, 11/01/07                                335                  334
FNMA 516230 8%, 08/01/09                                105M             106,167
FNMA 253329 7.5%, 05/01/10                              120M             122,385
FNMA 253362 7.5%, 05/01/10                              136M             138,499
FNMA 253472 7.5%, 09/01/10                              176M             179,879
FNMA 253507 7.5%, 09/01/10                              132M             134,526
FNMA 595730 6.5%, 09/01/11                              62M               63,148
FNMA 603547 6.5%, 09/01/11                              78M               79,462
FNMA 254082 5.5%, 10/01/11                              155M             155,986


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FNMA 254076 6.5%, 10/01/11                              162M        $    165,212
FNMA 254119 5.5%, 11/01/11                              213M             213,668
FNMA 254113 6.5%, 11/01/11                              132M             134,063
FNMA 254163 5.5%, 12/01/11                              324M             325,376
FNMA 254226 5.5%, 02/01/12                              1,229M         1,235,289
FNMA 633905 5.5%, 03/01/12                              263M             264,580
FNMA 644268 5.5%, 04/01/12                              149M             149,621
FNMA 254399 6.5%, 06/01/12                              977M           1,000,246
FNMA 254427 6.5%, 07/01/12                              1,524M         1,558,942
FNMA 254457 6.5%, 07/01/12                              274M             280,263
FNMA 254698 6.5%, 01/01/13                              427M             438,254
FNMA 254882 5%, 08/01/13                                126M             125,880
FNMA 255368 5.5%, 07/01/14                              653M             659,382
                                                                    ------------
                                                                       7,531,162
                                                                    ------------
15-Year:
FNMA 328089 7.25%, 08/01/09                             13M               13,434
FNMA 511846 9%, 01/01/10                                6M                 6,185
FNMA 321199 7%, 09/01/10                                70M               71,553
FNMA 324087 7%, 09/01/10                                19M               19,437
FNMA 325432 7%, 09/01/10                                31M               32,101
FNMA 313758 7%, 11/01/10                                5M                 4,948
FNMA 250441 6.5%, 12/01/10                              52M               53,219
FNMA 303902 7%, 05/01/11                                31M               32,167
FNMA 303943 6.5%, 06/01/11                              151M             153,910
FNMA 250613 6.5%, 07/01/11                              75M               76,933
FNMA 250781 6.5%, 12/01/11                              30M               30,336
FNMA 367201 6.5%, 12/01/11                              37M               38,448
FNMA 367202 7%, 12/01/11                                63M               65,462
FNMA 370468 7%, 01/01/12                                49M               50,794

    The accompanying notes are an integral part of the financial statements.


                                      -24-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
FNMA 576800 8.5%, 01/01/12                              44M         $     43,995
FNMA 390784 6%, 05/01/12                                73M               74,751
FNMA 251300 7%, 08/01/12                                123M             127,487
FNMA 596145 6.5%, 06/01/13                              32M               32,726
FNMA 433301 6.5%, 07/01/13                              600M             614,010
FNMA 512520 7%, 07/01/13                                195M             197,845
FNMA 426453 5.5%, 10/01/13                              281M             281,186
FNMA 446787 5.5%, 01/01/14                              464M             464,328
FNMA 447881 5.5%, 01/01/14                              193M             192,683
FNMA 496015 5.5%, 04/01/14                              31M               30,842
FNMA 528088 5.5%, 05/01/14                              290M             289,625
FNMA 536814 5.5%, 06/01/14                              419M             419,021
FNMA 576789 5.5%, 06/01/14                              130M             130,028
FNMA 768628 5.5%, 09/01/15                              528M             528,161
FNMA 630985 7%, 09/01/15                                529M             546,091
FNMA 594601 8.5%, 10/01/15                              97M              104,762
FNMA 619191 6.5%, 12/01/15                              643M             658,078
FNMA 535631 7%, 12/01/15                                709M             731,887
FNMA 594602 9%, 01/01/16                                18M               19,473
FNMA 535777 5.5%, 03/01/16                              449M             448,372
FNMA 663227 6%, 03/01/16                                609M             617,919
FNMA 574598 6%, 05/01/16                                447M             452,573
FNMA 545298 5.5%, 11/01/16                              402M             401,106
FNMA 614920 5.5%, 12/01/16                              457M             456,274
FNMA 792797 5.5%, 04/01/17                              898M             898,124
FNMA 671380 6%, 11/01/17                                344M             348,065
FNMA 679165 5.5%, 02/01/18                              395M             394,404
FNMA 725284 7%, 11/01/18                                3,694M         3,816,353
                                                                    ------------
                                                                      13,969,096
                                                                    ------------


                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
20-Year:
FNMA 190659 7%, 02/01/14                                233M        $    242,493
FNMA 190697 7%, 03/01/14                                425M             442,101
FNMA 251716 10.5%, 03/01/18                             26M               28,010
                                                                    ------------
                                                                         712,604
                                                                    ------------
30-Year:
FNMA 8213 8%, 01/01/08                                  997                1,000
FNMA 13481 7.75%, 05/01/08                              756                  762
FNMA 44045 8%, 06/01/08                                 2M                 2,063
FNMA 176044 8.5%, 09/01/08                              6M                 5,818
FNMA 141789 8.25%, 02/01/09                             2M                 2,182
FNMA 439 9%, 06/01/09                                   718                  735
FNMA 10134 8.75%, 08/01/09                              9M                 9,664
FNMA 366221 9.5%, 03/01/11                              13M               13,554
FNMA 23 8.5%, 08/01/11                                  3M                 3,459
FNMA 510095 8.5%, 09/01/11                              630                  633
FNMA 401612 7%, 05/01/12                                15M               15,488
FNMA 81692 8%, 09/01/12                                 4M                 4,148
FNMA 124871 7%, 05/01/13                                230M             236,816
FNMA 20497 8.75%, 07/01/13                              9M                 9,664
FNMA 44046 7.5%, 02/01/14                               2M                 2,021
FNMA 454727 10.5%, 01/01/16                             82M               91,511
FNMA 626664 6%, 04/01/17                                306M             309,444
FNMA 49584 8.25%, 09/01/17                              50M               53,208
FNMA 479421 7%, 09/01/21                                109M             113,252
FNMA 207530 8.25%, 04/01/22                             13M               13,653
FNMA 175123 7.45%, 08/01/22                             146M             152,510
                                                                    ------------
                                                                       1,041,585
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           38,067,035


                                                      PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
CORPORATION 14.3%
Collateralized Mortgage Obligations:
GNR 02-41 TE 6%, 07/16/31                               12,784M     $ 13,005,202
                                                                    ------------
Mortgage-Backed Securities:
10-Year:
GNMA 634538 6%, 09/15/14                                605M             613,137
GNMA 634545 6.5%, 09/15/14                              592M             606,957
                                                                    ------------
                                                                       1,220,094
                                                                    ------------
15-Year:
GNMA 342810 7%, 12/15/07                                2M                 1,678
GNMA 780395 7%, 12/15/07                                703                  704
GNMA 339464 8%, 01/15/08                                2M                 2,438
GNMA 348052 7%, 03/15/08                                1M                 1,097
GNMA 339490 7%, 04/15/08                                1M                 1,271
GNMA 342744 6.5%, 08/15/08                              14M               13,863
GNMA 352121 6.5%, 08/15/08                              2M                 2,244
GNMA 326462 6.5%, 10/15/08                              41M               41,437
GNMA 370871 6.5%, 10/15/08                              14M               14,384
GNMA 364469 6%, 11/15/08                                3M                 3,339
GNMA 354532 6%, 01/15/09                                8M                 8,518
GNMA 780303 6.5%, 02/15/09                              19M               19,612
GNMA 345594 6%, 03/15/09                                20M               19,851
GNMA 366674 6%, 03/15/09                                17M               17,415
GNMA 388287 6%, 03/15/09                                27M               27,726
GNMA 355866 6%, 04/15/09                                32M               32,604
GNMA 360238 6%, 04/15/09                                20M               20,545
GNMA 366773 6%, 04/15/09                                26M               26,185
GNMA 371934 6%, 04/15/09                                19M               19,082
GNMA 375876 6%, 04/15/09                                12M               12,504
GNMA 378884 6%, 04/15/09                                14M               14,243

    The accompanying notes are an integral part of the financial statements.



                                      -25-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
GNMA 385492 6%, 04/15/09                                18M         $     18,298
GNMA 391659 6.5%, 04/15/09                              83M               83,995
GNMA 780369 7%, 09/15/09                                30M               29,857
GNMA 415068 6%, 01/15/11                                17M               17,059
GNMA 780659 7.5%, 08/15/12                              16M               16,275
GNMA II 2542 7%, 01/20/13                               51M               52,796
GNMA 462328 6.5%, 04/15/13                              175M             179,042
GNMA 780759 6.5%, 04/15/13                              278M             284,731
GNMA 349029 7%, 04/15/13                                21M               21,814
GNMA 456869 6.5%, 05/15/13                              11M               11,615
GNMA 780859 7.5%, 09/15/13                              19M               19,488
GNMA 780978 6.5%, 02/15/14                              1,888M         1,935,916
GNMA 781109 7%, 11/15/14                                4,396M         4,542,867
GNMA 489953 6%, 12/15/16                                95M               96,745
                                                                    ------------
                                                                       7,611,238
                                                                    ------------
20-Year:
GNMA 234073 9.25%, 12/15/07                             310                  320
GNMA 248682 9.75%, 06/15/10                             9M                 9,354
GNMA 628440 7%, 04/15/24                                846M             882,653
                                                                    ------------
                                                                         892,327
                                                                    ------------
30-Year:
GNMA 91758 10%, 11/15/09                                610                  643
GNMA 495 10%, 02/20/16                                  538                  604
                                                                    ------------
                                                                           1,247
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                        22,730,108
                                                                    ------------
TOTAL INVESTMENTS 99.6%
  (COST $159,025,241)+                                               158,497,661
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                               586,926
NET ASSETS 100.0%                                                   $159,084,587
                                                                    ============


+    Cost for federal income tax purposes is $159,025,241. At August 31, 2007 unrealized depreciation for federal income tax purposes aggregated $527,580 of which $332,480 related to appreciated securities and $860,060 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

                                      -26-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SMALL COMPANY FUND
--------------------------------------------------------------------------------
FUND PROFILE
at August 31, 2007 (Unaudited)

TOP SECTORS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                                20.7%
--------------------------------------------------------------------------------
Information Technology                                                     18.3%
--------------------------------------------------------------------------------
Health Care                                                                14.3%
--------------------------------------------------------------------------------
Financials                                                                 13.9%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     12.6%
--------------------------------------------------------------------------------
Energy                                                                      7.1%
--------------------------------------------------------------------------------
Materials                                                                   3.6%
--------------------------------------------------------------------------------
Consumer Staples                                                            3.3%
--------------------------------------------------------------------------------
Telecommunication Services                                                  1.0%
--------------------------------------------------------------------------------
Utilities                                                                   0.7%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Ansys, Inc.                                                                 2.0%
--------------------------------------------------------------------------------
Micros Systems, Inc.                                                        1.9%
--------------------------------------------------------------------------------
Diodes, Inc.                                                                1.7%
--------------------------------------------------------------------------------
Daktronics, Inc.                                                            1.6%
--------------------------------------------------------------------------------
Superior Energy Services                                                    1.6%
--------------------------------------------------------------------------------
Formfactor, Inc.                                                            1.5%
--------------------------------------------------------------------------------
IDEX Corp.                                                                  1.5%
--------------------------------------------------------------------------------
Flir Systems, Inc.                                                          1.4%
--------------------------------------------------------------------------------
Aptargroup, Inc.                                                            1.4%
--------------------------------------------------------------------------------
Core Laboratories NV                                                        1.4%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      16.0%
--------------------------------------------------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)

                                                       SHARES           VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 12.6%
Bright Horizons Family
Solutions, Inc. * (a)                                  445,000   $    17,653,150
Coldwater Creek, Inc. *(a)                             575,000         7,153,000
Dress Barn, Inc. * (a)                                 745,000        13,037,500
Harte-Hanks, Inc.                                      560,000        13,540,800
Hibbett Sports, Inc. * (a)                             515,000        12,844,100
Iconix Brand Group, Inc. * (a)                         425,000         8,810,250
LKQ Corp. * (a)                                        670,000        20,756,600
McCormick & Schmick's Seafood Restaurants, Inc. *      465,000        12,322,500
Men's Wearhouse, Inc.                                  380,000        19,258,400
Monarch Casino & Resort, Inc. * (a)                    457,800        12,987,786
Pool Corp. (a)                                         485,000        15,835,250
Shuffle Master, Inc. * (a)                             305,000         4,523,150
Sonic Corp. * (a)                                      645,000        14,073,900
Tractor Supply Co. * (a)                               260,000        12,521,600
Wolverine World Wide, Inc.                             625,000        16,431,250
                                                                 ---------------
                                                                     201,749,236
                                                                 ---------------


                                                       SHARES           VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER STAPLES 3.3%
Alberto-Culver Co.                                      19,900   $       461,083
Casey's General Stores, Inc.                           390,000        11,060,400
Chattem, Inc. * (a)                                    220,000        13,576,200
Church & Dwight Co., Inc. (a)                          420,000        18,870,600
Hain Celestial Group, Inc. * (a)                       305,000         8,924,300
                                                                 ---------------
                                                                      52,892,583
                                                                 ---------------
ENERGY 7.1%
Cabot Oil & Gas Corp.                                  255,000         8,501,700
Comstock Resources, Inc. *                             570,000        15,692,100
Core Laboratories NV *                                 200,000        22,420,000
Oil States Int'l. Inc * (a)                            515,000        21,733,000
Superior Energy Services *                             655,000        25,427,100
Tetra Technologies, Inc. * (a)                         985,000        19,690,150
                                                                 ---------------
                                                                     113,464,050
                                                                 ---------------
FINANCIALS 13.9%
Corporate Office Properties
  Trust SBI MD * (a)(b)                                255,000        10,982,850


                                                       SHARES           VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
Delphi Financial Group, Inc.                           415,000   $    16,724,500
East West Bancorp, Inc. (a)                            445,000        15,931,000
Endurance Specialty Holdings Ltd. (a)                  535,000        21,330,450
First Midwest Bancorp Inc.                             530,000        18,173,700
Glacier Bancorp, Inc. (a)                              440,000         9,662,400
Healthcare Realty Trust, Inc. * (a)(b)                 370,000         9,238,900
Investment Technology Group, Inc. *                    530,000        21,449,100
Lexington Realty Trust * (b)                           695,000        14,372,600
optionsXpress Holdings, Inc. (a)                       825,000        19,404,000
Portfolio Recovery Associates, Inc. (a)                390,000        20,030,400
Selective Insurance Group (a)                          950,000        20,045,000
Signature Bank/New York NY * (a)                       248,500         8,588,160
UCBH Holdings, Inc. (a)                                995,000        16,536,900
                                                                 ---------------
                                                                     222,469,960
                                                                 ---------------
HEALTH CARE 14.3%
Abaxis, Inc. * (a)                                     155,400         3,020,976

    The accompanying notes are an integral part of the financial statements.

                                      -27-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SMALL COMPANY FUND
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. * (a)          995,000   $    18,308,000
Arthrocare Corp. * (a)                                 340,000        19,046,800
Bio-Rad Laboratories, Inc. * (a)                       195,000        16,442,400
Gen-Probe, Inc. *                                       75,000         4,801,500
HealthExtras, Inc. *                                   489,400        13,757,034
Healthways, Inc. * (a)                                 215,000        10,707,000
ICU Medical, Inc. * (a)                                284,900        10,772,069
Idexx Laboratories, Inc. *                              75,000         8,381,250
Immucor, Inc. *                                        427,900        14,270,465
Integra LifeSciences Holdings Corp. * (a)              235,000        11,413,950
inVentiv Health, Inc. *                                320,000        12,691,200
Meridian Bioscience, Inc. (a)                          745,000        19,221,000
Omrix Biopharmaceuticals, Inc. * (a)                   455,000        15,929,550
Psychiatric Solutions, Inc. *                          525,000        19,351,500
Sirona Dental Systems, Inc. (a)                        380,000        11,077,000
West Pharmaceutical Services, Inc. (a)                 460,000        18,423,000
                                                                 ---------------
                                                                     227,614,694
                                                                 ---------------
INDUSTRIALS 20.7%
American Reprographics Co. * (a)                       710,000        17,345,300
Clarcor, Inc. (a)                                      350,000        13,552,000
Consolidated Graphics, Inc. *                          255,000        16,901,400
CRA Int'l. Inc *                                       432,977        21,501,638
Curtiss-Wright Corp. (a)                               355,600        16,215,360
Dynamic Materials Corp. (a)                            410,200        17,634,498
ESCO Technologies, Inc. * (a)                          445,000        14,627,150
Forward Air Corp. (a)                                  544,500        19,079,280
Genlyte Group, Inc. * (a)                              275,000        19,956,750
Healthcare Services Group (a)                          433,550         9,286,641
Heartland Express, Inc. (a)                          1,325,000        20,630,250
Heico Corp.                                            224,398         8,199,503
IDEX Corp.                                             605,500        23,293,585
Interline Brands, Inc. * (a)                           520,000        12,604,800
Moog, Inc. *                                           460,000        19,582,200
NCI Building Systems, Inc. * (a)                       350,000        16,236,500
Toro Co.                                               295,000        17,449,250


                                                       SHARES           VALUE
                                                                       (NOTE 2)
--------------------------------------------------------------------------------
Wabtec Corp. (a)                                       490,000   $    18,360,300
Waste Connections, Inc. *                              660,000        20,077,200
Woodward Governor Co. (a)                              145,000         8,515,850
                                                                 ---------------
                                                                     331,049,455
                                                                 ---------------
INFORMATION TECHNOLOGY 18.3%
ACI Worldwide, Inc. * (a)                              405,000        10,521,900
Ansoft Corp. *                                          57,300         1,712,697
Ansys, Inc. * (a)                                      975,000        32,301,750
Blackbaud, Inc.                                        385,000         9,728,950
Cognex Corp. (a)                                       535,000         9,870,750
Daktronics, Inc.                                       950,000        26,125,000
Diodes, Inc. * (a)                                     885,000        26,824,350
Flir Systems, Inc. * (a)                               465,000        22,896,600
Formfactor, Inc. * (a)                                 530,000        24,040,800
Micros Systems, Inc. *                                 510,000        30,773,400
Nice Systems Ltd. ADR *                                515,000        18,220,700
Power Integrations, Inc. *                             525,000        14,694,750
Progress Software Corp. *                              475,000        14,497,000
Quality Systems, Inc. (a)                              305,000        11,239,250
Rofin-Sinar Technologies, Inc. *                       255,000        17,765,850
Supertex, Inc. *                                       375,000        13,447,500
Trimble Navigation Ltd. *                              225,000         7,944,750
                                                                 ---------------
                                                                     292,605,997
                                                                 ---------------
MATERIALS 3.6%
Aptargroup, Inc.                                       630,000        22,887,900
Carpenter Technology Corp. (a)                         130,000        15,189,200
RTI Int'l. Metals, Inc. *(a)                           280,000        19,521,600
                                                                 ---------------
                                                                      57,598,700
                                                                 ---------------
TELECOMMUNICATION SERVICES 1.0%
NeuStar, Inc. * (a)                                    484,400        15,316,728
                                                                 ---------------
UTILITIES 0.7%
Atmos Energy Corp.                                     370,000        10,400,700
                                                                 ---------------
TOTAL COMMON STOCKS
  (COST $1,231,107,946)                                            1,525,162,103
                                                                 ---------------
MONEY MARKET FUNDS 23.5%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $375,652,778)                              375,652,778       375,652,778
                                                                 ---------------



                                                     PRINCIPAL
                                                      AMOUNT
                                                     (M-$1,000)
                                                     ----------
CORPORATE SHORT-TERM NOTES 1.8%
American Express Credit 5.2%, 09/11/07                 10,000M   $     9,985,555




                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                     (M-$1,000)       (NOTE 2)
--------------------------------------------------------------------------------
Lbc (Lasalle Bank Corp.) 5.12%, 09/06/07               10,000M   $     9,992,889
Toyota Motor Credit 5%, 09/05/07                        8,500M         8,495,278
                                                                 ---------------
TOTAL CORPORATE
SHORT-TERM NOTES
  (COST $28,473,722)                                                  28,473,722
                                                                 ---------------
U.S. GOVERNMENT OBLIGATIONS 2.7%
FEDERAL HOME LOAN BANK 2.3%
Agency Discount Notes:
4.55%, 09/04/07                                        11,000M        10,995,829
4.55%, 09/07/07                                        10,000M         9,992,417
4.81%, 09/12/07                                         4,000M         3,994,121
4.85%, 09/19/07                                        11,000M        10,973,325
                                                                 ---------------
TOTAL FEDERAL HOME LOAN BANK                                          35,955,692
                                                                 ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION 0.4%
Agency Discount Notes:
4.98%, 09/17/07 6,395M                                                 6,380,846
                                                                 ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $42,336,538)                                                  42,336,538
                                                                 ---------------
TOTAL INVESTMENTS 123.5%
(COST $1,677,570,984)+                                             1,971,625,141
EXCESS OF LIABILITIES OVER OTHER ASSETS (23.5)%                     (374,991,061)
                                                                 ---------------
NET ASSETS 100.0%                                                $ 1,596,634,080
                                                                 ===============

*    NON-INCOME PRODUCING
+    COST FOR FEDERAL INCOME TAX PURPOSES IS $1,677,570,984. AT AUGUST 31, 2007
     UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED
     $294,054,157 OF WHICH $336,377,115 RELATED TO APPRECIATED SECURITIES AND
     $42,322,958 RELATED TO DEPRECIATED SECURITIES.
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $326,105,115 AND $373,102,108, RESPECTIVELY.
(b)  REAL ESTATE INVESTMENT TRUSTS
(c)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).
ADR  - AMERICAN DEPOSITORY RECEIPT
SBI  - SHARES BENEFICIAL INTEREST

    The accompanying notes are an integral part of the financial statements.


                                      -28-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
at August 31, 2007 (Unaudited)
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 99.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS 16.7%
FEDERAL HOME LOAN BANK     6.0%
Agency Discount Notes:
Federal Home Loan Bank Discount Notes
  5.145%, 09/12/07                                    3,000M        $  2,995,284
Federal Home Loan Bank Discount Notes
  5.17%, 09/19/07                                     555M               553,565
                                                                    ------------
TOTAL FEDERAL HOME LOAN BANK                                           3,548,849
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION 4.7%
Agency Discount Notes:
Freddie Mac Discount Notes 4.98%, 09/14/07            1,300M           1,297,662
Freddie Mac Discount Notes 5.15%, 09/17/07 (a)        450M               448,970
Freddie Mac Discount Notes 5.12%, 10/09/07            1,060M           1,054,271
                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           2,800,903
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 6.0%
Agency Discount Notes:
Fannie Mae Discount Notes 5.15%, 09/13/07             450M               449,228
Fannie Mae Discount Notes 5.15%, 09/19/07             2,000M           1,994,850
Fannie Mae Discount Notes 4.9%, 09/26/07              760M               757,414
Fannie Mae Discount Notes 5.15%, 09/26/07             350M               348,748
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                            3,550,240
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                               9,899,992
                                                                    ------------
U.S. TREASURY OBLIGATIONS 82.4%
U.S. Treasury Bill 3.4%, 09/06/07                     3,500M           3,498,347
U.S. Treasury Bill 4.6%, 09/06/07 (a)                 350M               349,776
U.S. Treasury Bill 4.76%, 09/06/07                    3,250M           3,247,852
U.S. Treasury Bill 4.81%, 09/06/07                    525M               524,649
U.S. Treasury Bill 4.94%, 09/06/07                    2,055M           2,053,590
U.S. Treasury Bill 2.7%, 09/13/07                     3,300M           3,297,030



                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    (M=$1,000)      (NOTE 2)
--------------------------------------------------------------------------------
U.S. Treasury Bill 3.35%, 09/13/07                    3,500M        $  3,496,092
U.S. Treasury Bill 3.88%, 09/13/07 (a)                460M               459,405
U.S. Cash Management Bill 4.35%, 09/17/07             2,000M           1,996,133
U.S. Treasury Bill 4.555%, 09/20/07                   1,500M           1,496,394
U.S. Treasury Bill 4.585%, 09/20/07 (a)               5,000M           4,987,901
U.S. Treasury Bill 4.755%, 09/20/07                   500M               498,745
U.S. Treasury Bill 3.52%, 09/27/07                    2,650M           2,643,263
U.S. Treasury Bill 4.672%, 09/27/07 (a)               1,500M           1,494,939
U.S. Treasury Bill 4.785%, 09/27/07                   3,250M           3,238,769
U.S. Treasury Bill 4.815%, 09/27/07                   325M               323,870
U.S. Treasury Bill 4.825%, 10/04/07 (a)               5,075M           5,052,554
U.S. Treasury Bill 4.64%, 10/11/07                    4,500M           4,476,800
U.S. Treasury Bill 4.66%, 10/11/07 (a)                230M               228,809
U.S. Treasury Bill 4.825%, 10/18/07                   130M               129,181
U.S. Treasury Bill 4.83%, 10/18/07 (a)                5,250M           5,216,894
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                       48,710,993
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $58,610,985)                                                  58,610,985
                                                                    ------------

                                                      SHARES
                                                      ------
MONEY MARKET FUNDS 21.5%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $12,710,359)                                  12,710,359       2,710,359
                                                                    ------------



                                                                      VALUE
                                                       SHARES        (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY INSTITUTIONAL FUNDS 1.1%
BlackRock Provident Institutional Funds
  Treasury Fund #60
  (Cost $650,000)                                        650,000    $    650,000
                                                                    ------------
TOTAL INVESTMENTS 121.7%
  (COST $71,971,344)+                                                 71,971,344
EXCESS OF LIABILITIES OVER OTHER ASSETS (21.7)%                      (12,856,303)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 59,115,041
                                                                    ============


+    ALSO COST FOR FEDERAL INCOME TAX
(a)  ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT AUGUST 31, 2007. THE
     AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT AUGUST 31, 2007 IS
     $5,945,048 AND $5,945,048, RESPECTIVELY.
(b)  MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF
     1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE
     OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE
     INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY
     (SEE NOTE 2).

    The accompanying notes are an integral part of the financial statements.

                                      -29-

NOTE 1:

ORGANIZATION:
Sentinel Group Funds, Inc. ("Company") is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fourteen separate series -- Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel High Yield Bond Fund, Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer Class A shares. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on Class B shares. The following funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Small Company and Sentinel U.S. Treasury Money Market Fund. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Short Maturity Government and Sentinel Small Company Fund offer Class C shares. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Mid Cap Value and Sentinel Small Company Funds offer Class I shares. Sentinel Short Maturity Government Fund offers Class S shares. Sentinel Georgia Municipal Bond Fund and Sentinel Mid Cap Value Fund, which currently have a fiscal year end of October 31st, are not included in this report.

NOTE 2:

SECURITY VALUATION: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing services. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

SECURITIES LENDING: Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund's portfolio before taking into account the securities on loan to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from excersising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date October 25, 2007
           ----------------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date October 25, 2007
           ----------------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date October 25, 2007
           ----------------